UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

(This Form N-CSR relates solely to the Registrant’s PGIM Jennison Focused Growth Fund, PGIM Quant Solutions Large-Cap Value Fund and PGIM Strategic Bond Fund)

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2023

Date of reporting period:	8/31/2023

Item 1 – Reports to Stockholders

PGIM JENNISON FOCUSED GROWTH FUND

SEMIANNUAL REPORT

AUGUST 31, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Focused Growth Fund informative and useful. The report covers performance for the six-month period ended August 31, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Focused Growth Fund

October 16, 2023

PGIM Jennison Focused Growth Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 8/31/23	Average Annual Total Returns as of 8/31/23
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)

Class A	26.68	16.05	8.83	13.19

Class C	26.20	20.90	9.23	12.98

Class Z	26.85	23.09	10.40	14.15

Class R6	26.92	23.24	10.49	14.20

Russell 1000® Growth Index
	23.46	21.94	13.81	15.63

S&P 500 Index
	14.50	15.94	11.12	12.81

*Not annualized

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this Index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Focused Growth Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 8/31/23

Ten Largest Holdings	Line of Business	% of Net Assets

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	11.0%

Microsoft Corp.	Software	9.3%

Amazon.com, Inc.	Broadline Retail	8.0%

Apple, Inc.	Technology Hardware, Storage & Peripherals	6.1%

Mastercard, Inc. (Class A Stock)	Financial Services	5.2%

Tesla, Inc.	Automobiles	4.9%

Eli Lilly & Co.	Pharmaceuticals	4.4%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	4.0%

MercadoLibre, Inc. (Brazil)	Broadline Retail	4.0%

Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	3.6%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Focused Growth Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Focused Growth Fund		Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,266.80	1.05%	$ 5.98
	Hypothetical	$1,000.00	$1,019.86	1.05%	$ 5.33
Class C	Actual	$1,000.00	$1,262.00	1.78%	$10.12
	Hypothetical	$1,000.00	$1,016.19	1.78%	$ 9.02
Class Z	Actual	$1,000.00	$1,268.50	0.75%	$ 4.28
	Hypothetical	$1,000.00	$1,021.37	0.75%	$ 3.81
Class R6	Actual	$1,000.00	$1,269.20	0.67%	$ 3.82
	Hypothetical	$1,000.00	$1,021.77	0.67%	$ 3.40

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2023, and divided by the 366 days in the Fund’s fiscal year ending February 29, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of August 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

COMMON STOCKS 98.8%

Automobile Components 1.1%

Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	434,189	$15,418,051

Automobiles 4.9%

Tesla, Inc.*	255,444	65,924,988

Biotechnology 1.4%

Vertex Pharmaceuticals, Inc.*	56,060	19,527,940

Broadline Retail 11.9%

Amazon.com, Inc.*	782,126	107,941,209
MercadoLibre, Inc. (Brazil)*	39,139	53,712,798

		161,654,007

Consumer Staples Distribution & Retail 3.5%

Costco Wholesale Corp.	87,251	47,925,229

Entertainment 2.0%

Netflix, Inc.*(a)	63,387	27,489,674

Financial Services 5.2%

Mastercard, Inc. (Class A Stock)	171,821	70,900,217

Health Care Equipment & Supplies 1.8%

Dexcom, Inc.*	67,033	6,768,992
Intuitive Surgical, Inc.*	55,273	17,282,762

		24,051,754

Health Care Providers & Services 1.0%

UnitedHealth Group, Inc.	27,012	12,873,379

Hotels, Restaurants & Leisure 1.6%

Airbnb, Inc. (Class A Stock)*	160,962	21,174,551

Interactive Media & Services 8.7%

Alphabet, Inc. (Class A Stock)*	232,717	31,689,074
Alphabet, Inc. (Class C Stock)*	231,362	31,777,571
Meta Platforms, Inc. (Class A Stock)*	182,044	53,864,999

		117,331,644

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	9

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services 2.4%

MongoDB, Inc.*	36,781	$14,024,595
Snowflake, Inc. (Class A Stock)*	114,347	17,935,327

		31,959,922
Personal Care Products 2.1%

L’Oreal SA (France)	64,134	28,169,718

Pharmaceuticals 8.3%

AstraZeneca PLC (United Kingdom), ADR	270,676	18,357,246
Eli Lilly & Co.	107,084	59,345,953
Novo Nordisk A/S (Denmark), ADR	186,964	34,704,258

		112,407,457
Semiconductors & Semiconductor Equipment 16.6%

Advanced Micro Devices, Inc.*	465,148	49,175,446
ASML Holding NV (Netherlands)	40,990	27,075,125
NVIDIA Corp.	300,855	148,486,985

		224,737,556
Software 13.6%

Cadence Design Systems, Inc.*	136,345	32,782,792
Crowdstrike Holdings, Inc. (Class A Stock)*	60,419	9,850,110
Microsoft Corp.	383,671	125,752,007
Palo Alto Networks, Inc.*	65,674	15,978,484

		184,363,393
Technology Hardware, Storage & Peripherals 6.1%

Apple, Inc.	443,064	83,238,434

Textiles, Apparel & Luxury Goods 6.6%

Lululemon Athletica, Inc.*	90,720	34,587,907
LVMH Moet Hennessy Louis Vuitton SE (France)	52,519	44,413,092
NIKE, Inc. (Class B Stock)	103,667	10,543,971

		89,544,970

TOTAL COMMON STOCKS (cost $781,974,777)		1,338,692,884

See Notes to Financial Statements.

10

Description	Shares	Value

PREFERRED STOCK 1.1%

Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A (cost $12,350,761)	126,896	$13,995,332

TOTAL LONG-TERM INVESTMENTS (cost $794,325,538)		1,352,688,216

SHORT-TERM INVESTMENTS 1.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)	4,889,466	4,889,466
PGIM Institutional Money Market Fund (cost $17,059,074; includes $16,920,449 of cash collateral for securities on loan)(b)(wi)	17,075,510	17,066,973

TOTAL SHORT-TERM INVESTMENTS (cost $21,948,540)		21,956,439

TOTAL INVESTMENTS 101.5% (cost $816,274,078)		1,374,644,655
Liabilities in excess of other assets (1.5)%		(19,870,041)

NET ASSETS 100.0%		$1,354,774,614

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

PRFC—Preference Shares

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,849,160; cash collateral of $16,920,449 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	11

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Automobile Components	$15,418,051	$—	$—
Automobiles	65,924,988	—	—
Biotechnology	19,527,940	—	—
Broadline Retail	161,654,007	—	—
Consumer Staples Distribution & Retail	47,925,229	—	—
Entertainment	27,489,674	—	—
Financial Services	70,900,217	—	—
Health Care Equipment & Supplies	24,051,754	—	—
Health Care Providers & Services	12,873,379	—	—
Hotels, Restaurants & Leisure	21,174,551	—	—
Interactive Media & Services	117,331,644	—	—
IT Services	31,959,922	—	—
Personal Care Products	—	28,169,718	—
Pharmaceuticals	112,407,457	—	—
Semiconductors & Semiconductor Equipment	224,737,556	—	—
Software	184,363,393	—	—
Technology Hardware, Storage & Peripherals	83,238,434	—	—
Textiles, Apparel & Luxury Goods	45,131,878	44,413,092	—
Preferred Stock
Automobiles	—	13,995,332	—
Short-Term Investments
Affiliated Mutual Funds	21,956,439	—	—

Total	$1,288,066,513	$86,578,142	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2023 were as follows:

Semiconductors & Semiconductor Equipment	16.6%
Software	13.6
Broadline Retail	11.9
Interactive Media & Services	8.7
Pharmaceuticals	8.3
Textiles, Apparel & Luxury Goods	6.6
Technology Hardware, Storage & Peripherals	6.1
Automobiles	6.0
Financial Services	5.2

Consumer Staples Distribution & Retail	3.5%
IT Services	2.4
Personal Care Products	2.1
Entertainment	2.0
Health Care Equipment & Supplies	1.8
Affiliated Mutual Funds (1.2% represents investments purchased with collateral from securities on loan)	1.6
Hotels, Restaurants & Leisure	1.6

See Notes to Financial Statements.

12

Industry Classification (continued):

Biotechnology	1.4%
Automobile Components	1.1
Health Care Providers & Services	1.0

101.5
Liabilities in excess of other assets	(1.5)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$16,849,160	$(16,849,160)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	13

Statement of Assets and Liabilities (unaudited)

as of August 31, 2023

Assets

Investments at value, including securities on loan of $16,849,160:
Unaffiliated investments (cost $794,325,538)	$1,352,688,216
Affiliated investments (cost $21,948,540)	21,956,439
Foreign currency, at value (cost $13)	13
Receivable for Fund shares sold	800,820
Receivable for investments sold	721,944
Dividends receivable	599,870
Tax reclaim receivable	256,576
Prepaid expenses and other assets	43,697

Total Assets	1,377,067,575

Liabilities

Payable to broker for collateral for securities on loan	16,920,449
Payable for investments purchased	2,202,201
Payable for Fund shares purchased	1,767,428
Management fee payable	703,917
Accrued expenses and other liabilities	388,089
Distribution fee payable	216,566
Affiliated transfer agent fee payable	88,725
Trustees’ fees payable	5,586

Total Liabilities	22,292,961

Net Assets	$1,354,774,614

Net assets were comprised of:
Shares of beneficial interest, at par	$71,755
Paid-in capital in excess of par	1,105,005,849
Total distributable earnings (loss)	249,697,010

Net assets, August 31, 2023	$1,354,774,614

See Notes to Financial Statements.

14

Class A

Net asset value and redemption price per share, ($883,700,580 ÷ 47,847,160 shares of beneficial interest issued and outstanding)	$18.47
Maximum sales charge (5.50% of offering price)	1.07

Maximum offering price to public	$19.54

Class C

Net asset value, offering price and redemption price per share, ($41,041,495 ÷ 3,190,515 shares of beneficial interest issued and outstanding)	$12.86

Class Z

Net asset value, offering price and redemption price per share, ($309,349,868 ÷ 14,912,498 shares of beneficial interest issued and outstanding)	$20.74

Class R6

Net asset value, offering price and redemption price per share, ($120,682,671 ÷ 5,804,668 shares of beneficial interest issued and outstanding)	$20.79

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	15

Statement of Operations (unaudited)

Six Months Ended August 31, 2023

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $254,344 foreign withholding tax)	$3,483,719
Income from securities lending, net (including affiliated income of $212,910)	239,373
Affiliated dividend income	224,387

Total income	3,947,479

Expenses
Management fee	4,251,647
Distribution fee(a)	1,455,488
Transfer agent’s fees and expenses (including affiliated expense of $318,589)(a)	835,335
Shareholders’ reports	53,978
Custodian and accounting fees	48,150
Registration fees(a)	40,426
Professional fees	16,891
Trustees’ fees	13,032
Audit fee	12,066
SEC registration fees	487
Miscellaneous	25,710

Total expenses	6,753,210
Less: Fee waiver and/or expense reimbursement(a)	(336,583)
Distribution fee waiver(a)	(209,389)

Net expenses	6,207,238

Net investment income (loss)	(2,259,759)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $5,947)	22,919,419
Foreign currency transactions	7,944

22,927,363

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(17,826))	271,154,924
Foreign currencies	8,508

271,163,432

Net gain (loss) on investment and foreign currency transactions	294,090,795

Net Increase (Decrease) In Net Assets Resulting From Operations	$291,831,036

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,256,333	199,155	—	—
Transfer agent’s fees and expenses	648,519	32,386	153,156	1,274
Registration fees	9,542	7,380	12,380	11,124
Fee waiver and/or expense reimbursement	(206,349)	(22,274)	(82,870)	(25,090)
Distribution fee waiver	(209,389)	—	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2023	Year Ended February 28, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(2,259,759)	$(5,999,531)
Net realized gain (loss) on investment and foreign currency transactions	22,927,363	(208,316,961)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	271,163,432	(161,977,546)

Net increase (decrease) in net assets resulting from operations	291,831,036	(376,294,038)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	95,467,088	127,286,266
Cost of shares purchased	(142,754,295)	(476,548,695)

Net increase (decrease) in net assets from Fund share transactions	(47,287,207)	(349,262,429)

Total increase (decrease)	244,543,829	(725,556,467)

Net Assets:

Beginning of period	1,110,230,785	1,835,787,252

End of period	$1,354,774,614	$1,110,230,785

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	17

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2023		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.58		$18.46	$24.34	$15.84	$14.91	$15.46
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.08)	(0.20)	(0.18)	(0.11)	(0.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.93		(3.80)	(2.10)	10.85	1.97	1.01
Total from investment operations	3.89		(3.88)	(2.30)	10.67	1.86	0.93
Less Dividends and Distributions:
Distributions from net realized gains	-		-	(3.58)	(2.17)	(0.93)	(1.48)
Net asset value, end of period	$18.47		$14.58	$18.46	$24.34	$15.84	$14.91
Total Return(b):	26.68%		(21.02)%	(12.51)%	67.82%	12.47%	6.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$883,701		$739,492	$1,078,256	$485,590	$292,554	$245,528
Average net assets (000)	$833,004		$829,415	$653,573	$393,844	$283,060	$234,841
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.05	%(d)	1.05%	1.05%	1.07%	1.10%	1.15%
Expenses before waivers and/or expense reimbursement	1.15	%(d)	1.14%	1.14%	1.15%	1.19%	1.27%
Net investment income (loss)	(0.43	)%(d)	(0.53)%	(0.86)%	(0.84)%	(0.66)%	(0.52)%
Portfolio turnover rate(e)	14%		49%	67%	74%	72%	52%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2023		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.19		$13.00	$18.25	$12.29	$11.84	$12.67
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.13)	(0.28)	(0.25)	(0.17)	(0.15)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.74		(2.68)	(1.39)	8.38	1.55	0.80
Total from investment operations	2.67		(2.81)	(1.67)	8.13	1.38	0.65
Less Dividends and Distributions:
Distributions from net realized gains	-		-	(3.58)	(2.17)	(0.93)	(1.48)
Net asset value, end of period	$12.86		$10.19	$13.00	$18.25	$12.29	$11.84
Total Return(b):	26.20%		(21.62)%	(13.27)%	66.59%	11.73%	5.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$41,041		$36,391	$60,205	$59,185	$39,542	$66,687
Average net assets (000)	$39,614		$43,727	$60,666	$51,793	$44,576	$60,750
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.78	%(d)	1.78%	1.79%	1.79%	1.82%	1.89%
Expenses before waivers and/or expense reimbursement	1.89	%(d)	1.87%	1.82%	1.82%	1.86%	1.95%
Net investment income (loss)	(1.16	)%(d)	(1.26)%	(1.61)%	(1.56)%	(1.39)%	(1.26)%
Portfolio turnover rate(e)	14%		49%	67%	74%	72%	52%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	19

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2023		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.35		$20.64	$26.76	$17.23	$16.09	$16.52
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.04)	(0.15)	(0.12)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.40		(4.25)	(2.39)	11.82	2.12	1.08
Total from investment operations	4.39		(4.29)	(2.54)	11.70	2.07	1.05
Less Dividends and Distributions:
Distributions from net realized gains	-		-	(3.58)	(2.17)	(0.93)	(1.48)
Net asset value, end of period	$20.74		$16.35	$20.64	$26.76	$17.23	$16.09
Total Return(b):	26.85%		(20.78)%	(12.27)%	68.34%	12.87%	6.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$309,350		$232,765	$538,780	$593,796	$316,686	$278,810
Average net assets (000)	$283,593		$347,807	$587,500	$453,422	$311,632	$227,690
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75	%(d)	0.75%	0.75%	0.75%	0.75%	0.82%
Expenses before waivers and/or expense reimbursement	0.81	%(d)	0.80%	0.81%	0.81%	0.83%	0.90%
Net investment income (loss)	(0.14	)%(d)	(0.24)%	(0.56)%	(0.52)%	(0.31)%	(0.21)%
Portfolio turnover rate(e)	14%		49%	67%	74%	72%	52%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class R6 Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2023		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.38		$20.66	$26.76	$17.21	$16.07	$16.49
Income (loss) from investment operations:
Net investment income (loss)	(-	)(b)	(0.03)	(0.13)	(0.11)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.41		(4.25)	(2.39)	11.83	2.11	1.08
Total from investment operations	4.41		(4.28)	(2.52)	11.72	2.07	1.06
Less Dividends and Distributions:
Distributions from net realized gains	-		-	(3.58)	(2.17)	(0.93)	(1.48)
Net asset value, end of period	$20.79		$16.38	$20.66	$26.76	$17.21	$16.07
Total Return(c):	26.92%		(20.72)%	(12.19)%	68.44%	13.01%	7.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$120,683		$101,583	$158,547	$137,574	$22,843	$18,222
Average net assets (000)	$114,109		$119,659	$180,823	$58,252	$21,320	$11,478
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.67	%(e)	0.67%	0.67%	0.67%	0.67%	0.73%
Expenses before waivers and/or expense reimbursement	0.71	%(e)	0.71%	0.71%	0.75%	0.78%	0.86%
Net investment income (loss)	(0.05	)%(e)	(0.15)%	(0.48)%	(0.46)%	(0.23)%	(0.13)%
Portfolio turnover rate(f)	14%		49%	67%	74%	72%	52%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	21

Notes to Financial Statements (unaudited)

1. Organization

Prudential Investment Portfolios 3 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Jennison Focused Growth Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

22

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (ETFs) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Jennison Focused Growth Fund	23

Notes to Financial Statements (unaudited) (continued)

comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such

24

mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

PGIM Jennison Focused Growth Fund	25

Notes to Financial Statements (unaudited) (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

26

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.67% up to $1 billion of average daily net assets;	0.67%

0.65% from $1 billion to $3 billion of average daily net assets;

0.63% from $3 billion to $5 billion of average daily net assets;

0.62% from $5 billion to $10 billion of average daily net assets;

0.61% over $10 billion of average daily net assets

The Manager has contractually agreed, through June 30, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	1.05%

C	1.78

Z	0.75

R6	0.67

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has

PGIM Jennison Focused Growth Fund	27

Notes to Financial Statements (unaudited) (continued)

contractually agreed through June 30, 2024 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended August 31, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$150,294	$1,160

C	—	1,464

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

28

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended August 31, 2023, no Rule 17a-7 transactions were entered into by the Fund.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2023, were as follows:

Cost of Purchases	Proceeds from Sales

$174,567,601	$213,486,665

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended August 31, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$140,772,258	$135,882,792	$ —	$ —	$ 4,889,466	4,889,466	$224,387

PGIM Institutional Money Market Fund(1)(b)(wi)
58,325,378	525,857,581	567,104,107	(17,826)	5,947	17,066,973	17,075,510	212,910	(2)
$58,325,378	$666,629,839	$702,986,899	$(17,826)	$5,947	$21,956,439		$437,297

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$818,849,341	$576,685,720	$(20,890,406)	$555,795,314

PGIM Jennison Focused Growth Fund	29

Notes to Financial Statements (unaudited) (continued)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of February 28, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$325,972,000	$—

The Fund elected to treat the below approximated losses as having been incurred in the following fiscal year (February 29, 2024).

Qualified Late-Year Losses	Post-October Capital Losses

$794,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2023 are subject to such review.

7. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

30

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of August 31, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	54,562	0.4%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	3	35.9

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A

Six months ended August 31, 2023:

Shares sold	719,829	$12,300,598

Shares purchased	(3,541,128)	(59,941,482)

Net increase (decrease) in shares outstanding before conversion	(2,821,299)	(47,640,884)

Shares issued upon conversion from other share class(es)	119,561	2,017,218

Shares purchased upon conversion into other share class(es)	(163,551)	(2,779,441)

Net increase (decrease) in shares outstanding	(2,865,289)	$(48,403,107)

Year ended February 28, 2023:

Shares sold	1,694,730	$25,857,514

Shares purchased	(9,390,132)	(141,397,915)

Net increase (decrease) in shares outstanding before conversion	(7,695,402)	(115,540,401)

Shares issued upon conversion from other share class(es)	344,337	5,347,037

Shares purchased upon conversion into other share class(es)	(357,966)	(5,495,018)

Net increase (decrease) in shares outstanding	(7,709,031)	$(115,688,382)

Class C

Six months ended August 31, 2023:

Shares sold	195,480	$2,350,104

Shares purchased	(383,152)	(4,525,068)

Net increase (decrease) in shares outstanding before conversion	(187,672)	(2,174,964)

Shares purchased upon conversion into other share class(es)	(191,794)	(2,238,654)

Net increase (decrease) in shares outstanding	(379,466)	$(4,413,618)

PGIM Jennison Focused Growth Fund	31

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended February 28, 2023:

Shares sold	472,729	$5,017,638

Shares purchased	(1,117,471)	(11,564,186)

Net increase (decrease) in shares outstanding before conversion	(644,742)	(6,546,548)

Shares purchased upon conversion into other share class(es)	(417,696)	(4,508,235)

Net increase (decrease) in shares outstanding	(1,062,438)	$(11,054,783)

Class Z

Six months ended August 31, 2023:

Shares sold	3,352,172	$63,880,550

Shares purchased	(2,814,375)	(53,700,558)

Net increase (decrease) in shares outstanding before conversion	537,797	10,179,992

Shares issued upon conversion from other share class(es)	150,440	2,871,958

Shares purchased upon conversion into other share class(es)	(8,949)	(167,523)

Net increase (decrease) in shares outstanding	679,288	$12,884,427

Year ended February 28, 2023:

Shares sold	3,936,301	$68,091,520

Shares purchased	(16,070,979)	(269,642,706)

Net increase (decrease) in shares outstanding before conversion	(12,134,678)	(201,551,186)

Shares issued upon conversion from other share class(es)	345,322	5,923,805

Shares purchased upon conversion into other share class(es)	(86,376)	(1,537,926)

Net increase (decrease) in shares outstanding	(11,875,732)	$(197,165,307)

Class R6

Six months ended August 31, 2023:

Shares sold	872,038	$16,935,836

Shares purchased	(1,284,641)	(24,587,187)

Net increase (decrease) in shares outstanding before conversion	(412,603)	(7,651,351)

Shares issued upon conversion from other share class(es)	25,087	459,320

Shares purchased upon conversion into other share class(es)	(8,141)	(162,878)

Net increase (decrease) in shares outstanding	(395,657)	$(7,354,909)

32

Share Class	Shares	Amount

Year ended February 28, 2023:

Shares sold	1,652,860	$28,319,594

Shares purchased	(3,142,528)	(53,943,888)

Net increase (decrease) in shares outstanding before conversion	(1,489,668)	(25,624,294)

Shares issued upon conversion from other share class(es)	17,891	316,901

Shares purchased upon conversion into other share class(es)	(2,804)	(46,564)

Net increase (decrease) in shares outstanding	(1,474,581)	$(25,353,957)

8. Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	9/30/2022 - 9/28/2023

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective September 29, 2023 will provide a commitment of $1,200,000,000 through September 26, 2024. The commitment fee paid by the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended August 31, 2023. The average daily balance for the 12 days that the Fund had loans outstanding during the period was

PGIM Jennison Focused Growth Fund	33

Notes to Financial Statements (unaudited) (continued)

approximately $934,167, borrowed at a weighted average interest rate of 6.05%. The maximum loan outstanding amount during the period was $2,048,000. At August 31, 2023, the Fund did not have an outstanding loan amount.

9. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Convertible Securities Risk: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards

34

as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings (“IPOs”) Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

PGIM Jennison Focused Growth Fund	35

Notes to Financial Statements (unaudited) (continued)

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

36

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have an impact on the Fund’s investments and net asset value, and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Medium Capitalization (Mid-Cap) Company Risk: The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small or large-capitalization companies.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Preferred Securities Risk: Preferred stock can experience sharp declines in value over short or extended periods of time, regardless of the success or failure of a company’s operations. A redemption by the issuer may negatively impact the return of the security held by the Fund. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stock usually does not require the issuer to pay dividends and may permit the issuer to defer dividend payments. Deferred dividend payments could have adverse tax consequences for the Fund

PGIM Jennison Focused Growth Fund	37

Notes to Financial Statements (unaudited) (continued)

and may cause the preferred security to lose substantial value. Preferred securities also may have substantially lower trading volumes and less market depth than many other securities, such as common stock or U.S. Government securities.

10. Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

38

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Focused Growth Fund	39

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Jennison Focused Growth Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s sub-management agreement with PGIM, Inc. (“PGIM”), and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 25 and June 6-8, 2023 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2024 after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

1 PGIM Jennison Focused Growth Fund is a series of Prudential Investment Portfolios 3.

PGIM Jennison Focused Growth Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which serves as the Fund’s sub-manager pursuant to the terms of a sub-management agreement, and between PGIM and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM and Jennison. The Board noted that Jennison and PGIM are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the sub-manager and the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the sub-manager and the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the sub-manager and the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the sub-management services provided by PGIM and the investment subadvisory services provided by Jennison, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the sub-management agreement and the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ PGIM’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments,

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PGIM and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the sub-management services provided by PGIM, and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM and Jennison under the management, sub-management and subadvisory agreements, respectively.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM Jennison Focused Growth Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments, PGIM and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments or PGIM included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments and PGIM), benefits to their reputations as well as other intangible benefits resulting from PGIM Investments’ and PGIM’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIM and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2022. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

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Net Performance	1 Year	3 Years	5 Years	10 Years

	4th Quartile	4th Quartile	3rd Quartile	2nd Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund underperformed its benchmark index over all periods.

•	The Board also considered that the Fund outperformed its benchmark index and peer group for the first quarter of 2023 (ranking in the 5th percentile).

•	The Board further considered the Fund’s continued improving performance, noting that it ranked in the 8th percentile of its peer group for the one-year period ended May 31, 2023.

•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.05% for Class A shares, 1.78% for Class C shares, 0.75% for Class Z shares, and 0.67% for Class R6 shares through June 30, 2024.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Focused Growth Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE

655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBMANAGER	PGIM, Inc.	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Focused Growth Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON FOCUSED GROWTH FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	SPFAX	SPFCX	SPFZX	PSGQX

CUSIP	74440K504	74440K702	74440K868	7444OK751

MF500E2

PGIM STRATEGIC BOND FUND

SEMIANNUAL REPORT

AUGUST 31, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Strategic Bond Fund informative and useful. The report covers performance for the six-month period ended August 31, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Strategic Bond Fund

October 16, 2023

PGIM Strategic Bond Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 8/31/23	Average Annual Total Returns as of 8/31/23
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class A	1.96	-2.49	0.31	2.34 (7/9/2015)

Class C	1.56	-0.96	0.20	1.97 (7/9/2015)

Class Z	2.13	1.11	1.33	3.09 (7/9/2015)

Class R6	2.14	1.02	1.36	2.14 (4/26/2017)

Bloomberg Intermediate US Aggregate Bond Index

	1.25	-0.35	0.68	—

Average Annual Total Returns as of 8/31/23 Since Inception (%)
	Class A, Class C, Class Z	Class R6
	(7/9/2015)	(4/26/2017)

Bloomberg Intermediate US Aggregate Bond Index	0.96	0.63

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Bloomberg Intermediate US Aggregate Bond Index—The Bloomberg Intermediate US Aggregate Bond Index is the intermediate component of the Bloomberg US Aggregate Bond Index, which is unmanaged and represents securities that are taxable and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with maturities from 1 year up to, but not including, 10 years for all sectors except for Securitized, which does not have a maximum weighted average maturity or remaining average life constraint.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Strategic Bond Fund 5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 8/31/23 (%)

AAA	27.2

AA	13.2

A	7.5

BBB	20.5

BB	24.4

B	11.2

CCC	4.2

CC	0.1

C	0.1

Not Rated	5.6

Cash/Cash Equivalents	-14.0

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 8/31/23

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.27	6.62	6.58

Class C	0.24	6.04	6.01

Class Z	0.29	7.18	7.03

Class R6	0.29	7.26	7.19

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Strategic Bond Fund 7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Strategic Bond Fund		Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,019.60	0.95%	$4.82
	Hypothetical	$1,000.00	$1,020.36	0.95%	$4.82
Class C	Actual	$1,000.00	$1,015.60	1.75%	$8.87

	Hypothetical	$1,000.00	$1,016.34	1.75%	$8.87
Class Z	Actual	$1,000.00	$1,021.30	0.62%	$3.15

	Hypothetical	$1,000.00	$1,022.02	0.62%	$3.15
Class R6	Actual	$1,000.00	$1,021.40	0.59%	$3.00

	Hypothetical	$1,000.00	$1,022.17	0.59%	$3.00

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2023, and divided by the 366 days in the Fund’s fiscal year ending February 29, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 113.4%

ASSET-BACKED SECURITIES 16.3%

Automobiles 1.1%

Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class D, 144A	3.040%	09/22/25		5,000	$4,726,134
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A	6.600	02/15/36		1,200	1,201,174
Hertz Vehicle Financing III LP,
Series 2021-02A, Class B, 144A	2.120	12/27/27		800	703,745
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		726	848,375
Series 2020-02, Class F, 144A	5.763	02/25/28		700	694,643
Series 2021-01, Class E, 144A	2.365	09/25/28		112	109,457
Series 2021-02, Class F, 144A	4.393	12/26/28		600	558,724
Santander Bank Auto Credit-Linked Notes,
Series 2022-C, Class E, 144A	11.366	12/15/32		202	203,504
Santander Bank, NA,
Series 2021-01A, Class D, 144A	5.004	12/15/31		600	562,970
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class E, 144A	3.280	03/15/27		1,000	917,078

					10,525,804

Collateralized Loan Obligations 13.5%

Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.338(c)	10/20/34		7,500	7,395,282
Ares European CLO DAC (Ireland),
Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	4.913(c)	04/15/30	EUR	4,450	4,681,225
Armada Euro CLO DAC (Ireland),
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	228	235,505
Battalion CLO Ltd. (Cayman Islands),
Series 2021-17A, Class A1, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	6.848(c)	03/09/34		600	592,681
Bilbao CLO DAC (Ireland),
Series 04A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	5.863(c)	04/15/36	EUR	5,900	6,053,784
Carlyle Euro CLO DAC (Ireland),
Series 2017-02A, Class AA2R, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	5.081(c)	08/15/30	EUR	5,000	5,260,176
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.176(c)	03/15/32	EUR	8,250	8,673,371
Series 2021-02A, Class A2B, 144A	2.100	10/15/35	EUR	9,100	8,197,097

See Notes to Financial Statements.

PGIM Strategic Bond Fund 9

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750%	08/15/32	EUR	497	$511,414
Series 23A, Class B1, 144A, 3 Month EURIBOR + 2.300% (Cap N/A, Floor 2.300%)	6.021(c)	04/25/36	EUR	12,750	13,668,411
Elevation CLO Ltd. (Cayman Islands),
Series 2021-14A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.338(c)	10/20/34		4,500	4,392,850
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	5.413(c)	10/15/34	EUR	9,000	9,468,513
HPC Investment Partners CLO,
Series 2013-02RR, Class A2, 144A, 3 Month SOFR + 1.887% (Cap N/A, Floor 0.000%)	7.213(c)	10/20/29		750	742,695
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class BR, 144A, 3 Month SOFR + 2.212% (Cap N/A, Floor 0.000%)	7.538(c)	10/20/31		500	490,875
Madison Park Euro Funding DAC (Ireland),
Series 14A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	5.363(c)	07/15/32	EUR	8,050	8,534,497
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.272(c)	01/18/34		4,500	4,453,395
MidOcean Credit CLO (Cayman Islands),
Series 2018-08A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 0.000%)	7.291(c)	02/20/31		250	244,708
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class BR, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.320(c)	10/15/34		10,000	9,800,734
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A2R, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.270(c)	10/15/34		15,000	14,584,197
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.338(c)	10/20/34		8,700	8,502,065
St. Pauls CLO (Netherlands),
Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	8,500	7,726,927
St. Paul’s CLO DAC (Ireland),
Series 04A, Class AR2B, 144A	1.870	04/25/30	EUR	9,200	8,833,054

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Strata CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.852% (Cap N/A, Floor 1.590%)	7.160%(c)	01/15/31		535	$533,604
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class BRR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.331(c)	10/29/34		6,000	5,867,863

					139,444,923

Consumer Loans 0.3%

Lendmark Funding Trust,
Series 2021-01A, Class D, 144A	5.050	11/20/31		600	467,846
OneMain Financial Issuance Trust,
Series 2023-02A, Class D, 144A	7.520	09/15/36		2,600	2,621,458

					3,089,304

Other 0.6%

Goodleap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A	6.500	07/20/55		500	498,719
Sierra Timeshare Receivables Funding LLC,
Series 2023-02A, Class D, 144A	9.720	04/20/40		1,509	1,519,575
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)	8.229(c)	06/25/24		4,440	4,306,645

					6,324,939

Residential Mortgage-Backed Securities 0.7%

LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)	5.826(c)	11/25/60	EUR	2,742	2,842,403
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.632(c)	09/27/75	EUR	4,007	4,249,589
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	6.638(c)	03/15/26	EUR	306	285,042

					7,377,034

See Notes to Financial Statements.

PGIM Strategic Bond Fund 11

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans 0.1%

Laurel Road Prime Student Loan Trust,
Series 2019-A, Class R, 144A	0.000%	10/25/48	595	$105,454
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month SOFR + 2.364% (Cap N/A, Floor 1.250%)	7.679(c)	11/29/24	1,066	1,065,758

				1,171,212

TOTAL ASSET-BACKED SECURITIES (cost $181,943,071)				167,933,216

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.6%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A (original cost $4,480,438; purchased 08/26/20)(f)	3.203(cc)	05/15/35	4,900	3,332,432
Series 2018-20TS, Class G, 144A (original cost $4,424,349; purchased 05/09/18 - 08/26/20)(f)	3.203(cc)	05/15/35	5,000	3,300,440
Series 2018-20TS, Class H, 144A (original cost $88,505; purchased 05/09/18)(f)	3.203(cc)	05/15/35	100	62,009
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36	250	180,448
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38	250	168,561
Series 2019-C04, Class XB, IO	1.282(cc)	08/15/52	43,170	2,348,957
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.650%)	8.075(c)	10/15/36	6,163	5,978,858
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month SOFR + 2.880% (Cap N/A, Floor 2.766%)	8.191(c)	11/15/37	1,769	1,761,204
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month SOFR + 2.197% (Cap N/A, Floor 2.150%)	7.508(c)	05/15/36	4,988	4,940,850
Series 2019-ICE04, Class F, 144A, 1 Month SOFR + 2.697% (Cap N/A, Floor 2.650%)	8.008(c)	05/15/36	2,095	2,074,261
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month SOFR + 1.996% (Cap N/A, Floor 1.700%)	7.306(c)	05/15/35	91	89,391
Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)	7.606(c)	05/15/35	320	309,144
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935(cc)	12/10/36	250	172,559
Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36	250	149,292

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.474%(cc)	03/25/26	1,052	$30,746
Series K066, Class X1, IO	0.885(cc)	06/25/27	7,244	165,863
Series K103, Class X1, IO	0.757(cc)	11/25/29	149,467	4,800,831
Series KC02, Class X1, IO	0.512(cc)	03/25/24	74,430	215,393
Greystone Commercial Capital Trust,
Series 2021-03, Class A, 144A, 1 Month SOFR + 2.344% (Cap N/A, Floor 2.230%)	7.658(c)	08/01/24	5,500	5,436,379
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class F, 144A, 1 Month SOFR + 4.664% (Cap N/A, Floor 4.550%)	9.975(c)	10/15/36	3,090	2,822,287
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class D, 144A	4.767(cc)	07/05/31	8,800	5,115,000
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31	9,825	3,844,031
Series 2021-NYAH, Class H, 144A, 1 Month SOFR + 3.504% (Cap N/A, Floor 3.390%)	8.815(c)	06/15/38	3,590	2,967,291
MKT Mortgage Trust,
Series 2020-525M, Class F, 144A	3.039(cc)	02/12/40	7,125	1,831,547
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36	20,580	15,857,291
Series 2019-MEAD, Class XA, IO, 144A	0.113(cc)	11/10/36	297,065	143,839
ONE Mortgage Trust,
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	7.174(c)	03/15/36	880	799,384
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	9.925(c)	05/15/31	11,200	9,701,231

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $103,265,263)				78,599,519

CONVERTIBLE BOND 0.0%

Telecommunications
Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% (original cost $12,963; purchased 03/21/23 - 04/03/23)(f) (cost $12,962)	7.000	09/18/23(oo)	88	8,358

See Notes to Financial Statements.

PGIM Strategic Bond Fund 13

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 50.0%

Advertising 0.1%

CMG Media Corp.,
Gtd. Notes, 144A	8.875%	12/15/27	1,608	$1,263,737

Aerospace & Defense 1.5%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27	1,035	946,265
Sr. Unsec’d. Notes	3.825	03/01/59	1,500	1,032,968
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	2,750	2,561,797
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	7,475	7,456,312
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	6.950	01/17/28	540	549,315
Sr. Unsec’d. Notes, 144A	7.000	07/28/30	3,025	3,055,855

				15,602,512

Agriculture 0.2%

Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	100	87,945
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29	2,325	2,026,286

				2,114,231

Airlines 0.5%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.750	04/20/29	1,925	1,840,396
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes(a)	3.750	10/28/29	1,720	1,531,523
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	695	686,299
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.700	11/01/33	395	332,575
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	850	801,512
Sr. Sec’d. Notes, 144A	4.625	04/15/29	400	356,154

				5,548,459

Auto Manufacturers 0.8%

Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	875	682,816

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Ford Motor Co., (cont’d.)
Sr. Unsec’d. Notes	4.750%	01/15/43	3,175	$2,374,224
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	550	468,762
General Motors Co.,
Sr. Unsec’d. Notes	5.000	04/01/35	970	866,361
Sr. Unsec’d. Notes	5.150	04/01/38	1,250	1,089,231
Sr. Unsec’d. Notes	6.250	10/02/43	80	75,202
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	3.600	06/21/30	1,365	1,172,280
Sr. Unsec’d. Notes	6.000	01/09/28	1,810	1,814,129

				8,543,005

Auto Parts & Equipment 0.7%

Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875	08/15/26	850	813,875
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26	546	531,654
Gtd. Notes(a)	6.500	04/01/27	1,400	1,328,057
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	126	123,208
Dana, Inc.,
Sr. Unsec’d. Notes(a)	5.375	11/15/27	3,015	2,867,833
Nemak SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A	3.625	06/28/31	1,190	904,483
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	550	452,942

				7,022,052

Banks 10.3%

Banco de Credito del Peru S.A. (Peru),
Sub. Notes, 144A, MTN	3.250(ff)	09/30/31	1,915	1,703,412
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A	6.625(ff)	01/24/32(oo)	2,015	1,622,277
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A	3.466(ff)	09/23/36	2,115	1,695,913
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN	5.375	05/22/33	2,620	2,561,050
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	5,800	5,668,918
Sr. Unsec’d. Notes(a)	2.592(ff)	04/29/31	2,820	2,347,514

See Notes to Financial Statements.

PGIM Strategic Bond Fund 15

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes	2.687%(ff)	04/22/32	1,605	$1,311,814
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30	2,450	2,099,785
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,000	878,000
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	2,865	2,282,562
Sr. Unsec’d. Notes	7.437(ff)	11/02/33	2,645	2,815,962
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	2,020	1,703,492
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	400	394,349
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	975	932,947
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	7,301	6,568,937
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	605	544,599
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	8,950	7,695,175
Discover Bank,
Sr. Unsec’d. Notes	2.700	02/06/30	3,275	2,623,506
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U(a)	3.650(ff)	08/10/26(oo)	1,415	1,156,111
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	265	245,130
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,040	978,921
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A	4.198(ff)	06/01/32	700	532,028
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF(a)	5.000(ff)	08/01/24(oo)	8,150	7,979,315
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,065	1,939,507
Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	18,000	15,914,883
Mizrahi Tefahot Bank Ltd. (Israel),
Sub. Notes, 144A	3.077(ff)	04/07/31	2,545	2,219,011
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	3,780	3,504,625
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	5,500	5,219,414
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	6,820	5,592,740
Societe Generale SA (France),
Sub. Notes, 144A	6.221(ff)	06/15/33	3,000	2,816,444
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	10.038(c)	09/30/24	3,884	3,845,190
Truist Financial Corp.,
Jr. Sub. Notes, Series N	4.800(ff)	09/01/24(oo)	710	625,559

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

U.S. Bancorp,
Jr. Sub. Notes	3.700%(ff)	01/15/27(oo)	3,660	$2,752,794
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	6.537(ff)	08/12/33	2,915	3,018,210
VTB Bank OJSC Via VTB Capital SA (Russia),
Sub. Notes	6.950	10/17/23(d)	2,240	112,000
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	3,150	2,255,101

				106,157,195

Beverages 0.1%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc. (Belgium),
Gtd. Notes	4.900	02/01/46	1,500	1,395,675

Building Materials 0.8%

Cemex SAB de CV (Mexico),
Gtd. Notes(a)	5.200	09/17/30	583	542,989
Gtd. Notes	5.450	11/19/29	1,917	1,836,908
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29	175	142,041
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	515	480,244
JELD-WEN, Inc.,
Gtd. Notes, 144A(a)	4.625	12/15/25	448	433,961
Masonite International Corp.,
Gtd. Notes, 144A	5.375	02/01/28	795	749,287
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	2,125	2,040,102
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	1,850	1,585,640

				7,811,172

Chemicals 0.5%

Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	4.500	01/10/28	1,325	1,196,024
Chemours Co. (The),
Gtd. Notes(a)	5.375	05/15/27	1,050	988,589
Rain Carbon, Inc.,
Sr. Sec’d. Notes, 144A	12.250	09/01/29	350	360,511

See Notes to Financial Statements.

PGIM Strategic Bond Fund 17

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Sasol Financing USA LLC (South Africa),
Gtd. Notes(a)	4.375%	09/18/26		730	$651,379
Gtd. Notes(a)	5.875	03/27/24		1,450	1,430,338
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	13.000	12/16/27		916	926,504

					5,553,345

Coal 0.1%

Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	6.000	08/15/40		722	684,436

Commercial Services 1.2%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28		878	821,014
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		1,626	1,547,891
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29		2,825	2,164,622
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		680	578,000
Sr. Sec’d. Notes, 144A	4.625	06/01/28		420	352,800
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	500	562,174
ERAC USA Finance LLC,
Gtd. Notes, 144A	4.200	11/01/46		100	81,453
Gartner, Inc.,
Gtd. Notes, 144A	4.500	07/01/28		350	326,494
La Financiere Atalian SASU (France),
Gtd. Notes	4.000	05/15/24	EUR	976	767,752
Nexi SpA (Italy),
Sr. Unsec’d. Notes(a)	2.125	04/30/29	EUR	3,700	3,408,616
United Rentals North America, Inc.,
Gtd. Notes(a)	3.750	01/15/32		2,050	1,720,103

					12,330,919

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Computers 0.3%

CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A	5.375%	10/31/26		535	$476,921
Hurricane Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.000	10/15/25	GBP	2,500	3,030,423

					3,507,344

Distribution/Wholesale 0.3%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28		3,500	3,056,701

Diversified Financial Services 2.3%

Blackstone Private Credit Fund,
Sr. Sec’d. Notes^	5.610	05/03/27		1,250	1,150,203
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	7.698(c)	05/31/25		6,300	5,953,500
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	4.150	01/23/30		350	315,464
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30		150	127,257
Gtd. Notes, 144A	5.500	08/15/28		1,590	1,446,957
Gtd. Notes, 144A	6.000	01/15/27		800	767,797
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		1,800	1,475,756
Gtd. Notes	4.000	09/15/30		750	584,082
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		1,800	1,493,298
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN	5.250	08/10/28		800	779,728
Sherwood Financing PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	4,225	4,375,448
Stifel Financial Corp.,
Sr. Unsec’d. Notes	4.000	05/15/30		6,525	5,674,977

					24,144,467

Electric 4.2%

AES Panama Generation Holdings SRL (Panama),
Sr. Sec’d. Notes, 144A	4.375	05/31/30		3,034	2,625,759
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28		670	620,556
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,775	2,411,965

See Notes to Financial Statements.

PGIM Strategic Bond Fund 19

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Calpine Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.000%	02/01/31		1,175	$994,634
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28		4,000	3,644,991
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes	3.375	09/15/29		295	249,992
CMS Energy Corp.,
Jr. Sub. Notes(a)	4.750(ff)	06/01/50		1,550	1,351,970
Dominion Energy, Inc.,
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)		2,625	2,383,129
Electricidad Firme de Mexico Holdings SA de CV (Mexico),
Sr. Sec’d. Notes, 144A	4.900	11/20/26		1,180	1,037,739
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A	7.125	02/11/25		2,075	2,044,539
Kallpa Generacion SA (Peru),
Sr. Unsec’d. Notes, 144A	4.125	08/16/27		1,310	1,209,981
Light Servicos de Eletricidade SA/Light Energia SA (Brazil),
Gtd. Notes, 144A(a)	4.375	06/18/26(d)		2,000	890,000
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes	5.125	05/07/29		1,275	1,150,764
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		225	212,852
Gtd. Notes, 144A	3.375	02/15/29		200	164,855
Gtd. Notes, 144A	3.625	02/15/31		3,525	2,757,373
Gtd. Notes, 144A	3.875	02/15/32		1,475	1,140,979
Gtd. Notes, 144A	5.250	06/15/29		1,275	1,147,936
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		225	219,785
Pacific Gas & Electric Co.,
First Mortgage	4.550	07/01/30		1,750	1,572,590
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	1,106	919,604
PG&E Corp.,
Sr. Sec’d. Notes(a)	5.250	07/01/30		821	729,515
Puget Energy, Inc.,
Sr. Sec’d. Notes	4.100	06/15/30		4,130	3,690,608
Tierra Mojada Luxembourg II Sarl (Mexico),
Sr. Sec’d. Notes, 144A	5.750	12/01/40		2,280	1,924,612
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		875	813,791
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		3,125	2,996,823

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375%	05/01/29	225	$198,309
Gtd. Notes, 144A	5.000	07/31/27	405	381,289
Sr. Sec’d. Notes, 144A	3.550	07/15/24	750	729,729
Sr. Sec’d. Notes, 144A	3.700	01/30/27	3,105	2,853,897

				43,070,566

Electrical Components & Equipment 0.2%

WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	550	553,963
Gtd. Notes, 144A(a)	7.250	06/15/28	1,200	1,223,034

				1,776,997

Electronics 0.1%

Sensata Technologies, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	665	556,006

Energy-Alternate Sources 0.2%

Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes, 144A	7.750	02/02/27	1,895	1,670,822

Engineering & Construction 0.9%

AECOM,
Gtd. Notes	5.125	03/15/27	500	480,310
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	2,330	2,149,262
Sr. Sec’d. Notes, 144A	5.500	10/31/46	938	773,381
Sr. Sec’d. Notes, 144A	5.500	07/31/47	6,142	5,082,505
TopBuild Corp.,
Gtd. Notes, 144A	4.125	02/15/32	1,050	877,002

				9,362,460

Entertainment 1.4%

AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26	577	399,882
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	1,620	1,608,520
Sr. Unsec’d. Notes, 144A	4.625	10/15/29	1,050	918,363

See Notes to Financial Statements.

PGIM Strategic Bond Fund 21

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375%	05/01/26		2,175	$2,110,429
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750% (original cost $66,074; purchased 04/03/19 - 10/31/22)(f)	12.750	11/30/27(d)	EUR	60	6,660
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000% (original cost $170,136; purchased 07/24/20 - 09/30/22)(f)	11.000	09/30/26(d)	EUR	153	124,802
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625% (original cost $271,187; purchased 08/06/19 - 10/31/22)(a)(f)	13.625	11/30/27(d)		271	24,407
Codere New Holdco SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500% (original cost $465,869; purchased 11/19/21 - 10/31/22)(f)	7.500	11/30/27(d)	EUR	356	19,426
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	7.625	04/15/26		2,800	2,793,491
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/27		325	320,125
Sr. Sec’d. Notes, 144A	6.500	02/15/25		750	750,000
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A(a)	6.625	11/15/27		525	486,937
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		3,125	2,965,028
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A(a)	5.875	09/01/31		1,375	1,061,402
Warnermedia Holdings, Inc.,
Gtd. Notes	5.141	03/15/52		810	645,301

					14,234,773

Foods 1.4%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		200	173,172
Gtd. Notes, 144A(a)	5.875	02/15/28		1,775	1,722,896
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	3,247	3,522,198
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	3,500	3,416,132

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

C&S Group Enterprises LLC,
Gtd. Notes, 144A	5.000%	12/15/28		1,344	$1,041,672
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		450	396,078
Gtd. Notes, 144A	4.375	01/31/32		725	629,400
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	464	459,303
Pilgrim’s Pride Corp.,
Gtd. Notes(a)	4.250	04/15/31		2,000	1,731,405
Gtd. Notes, 144A	5.875	09/30/27		776	768,453
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		275	237,008

					14,097,717

Gas 0.1%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		325	300,630
Sr. Unsec’d. Notes	5.875	08/20/26		496	470,299

					770,929

Healthcare-Products 0.1%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		500	435,501
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		325	288,598
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	400	298,637
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	275	186,112

					1,208,848

Healthcare-Services 1.0%

DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		100	79,625
Gtd. Notes, 144A	4.625	06/01/30		1,375	1,179,482
HCA, Inc.,
Gtd. Notes	5.375	02/01/25		175	173,889
Gtd. Notes	5.875	02/15/26		200	200,262
Gtd. Notes	7.500	11/06/33		2,000	2,160,192
Gtd. Notes, MTN	7.750	07/15/36		1,500	1,655,763
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27		50	43,262

See Notes to Financial Statements.

PGIM Strategic Bond Fund 23

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	7.250%	11/01/25	1,150	$1,079,098
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A(a)	9.750	12/01/26	1,750	1,636,968
Tenet Healthcare Corp.,
Gtd. Notes(a)	6.125	10/01/28	1,450	1,396,587
Sr. Sec’d. Notes	4.250	06/01/29	200	178,623
Sr. Sec’d. Notes	4.625	06/15/28	950	876,735

				10,660,486

Home Builders 1.6%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	675	584,944
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	825	710,340
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	125	117,926
Gtd. Notes	6.750	03/15/25	500	499,054
Gtd. Notes	7.250	10/15/29	3,233	3,134,596
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A(a)	4.875	02/15/30	1,325	1,096,437
Gtd. Notes, 144A	6.250	09/15/27	275	251,969
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	1,200	996,000
Century Communities, Inc.,
Gtd. Notes, 144A	3.875	08/15/29	800	689,906
KB Home,
Gtd. Notes	4.000	06/15/31	615	517,861
Gtd. Notes	6.875	06/15/27	941	952,391
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	3,575	3,128,125
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes(a)	4.750	02/15/28	1,925	1,771,387
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	400	393,061
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	1,155	1,063,761
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24	350	348,250

				16,256,008

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Household Products/Wares 0.2%

ACCO Brands Corp.,
Gtd. Notes, 144A(a)	4.250%	03/15/29		2,675	$2,286,734

Insurance 0.0%

Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44		75	67,051

Internet 0.6%

Prosus NV (China),
Sr. Unsec’d. Notes, 144A	4.193	01/19/32		2,835	2,305,209
United Group BV (Slovenia),
Sr. Sec’d. Notes(a)	3.125	02/15/26	EUR	2,000	1,979,893
Sr. Sec’d. Notes(a)	4.000	11/15/27	EUR	1,000	941,595
Sr. Sec’d. Notes	4.625	08/15/28	EUR	500	461,645

					5,688,342

Iron/Steel 0.0%

Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A	6.750	03/15/26		500	501,078

Leisure Time 0.1%

NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26		350	329,007
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30		125	126,526
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27		350	325,500

					781,033

Lodging 0.8%

Gohl Capital Ltd. (Malaysia),
Gtd. Notes	4.250	01/24/27		1,870	1,734,201
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	3.900	08/08/29		255	224,699
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF	4.625	06/15/30		920	871,285
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	4.750	02/01/27		2,160	1,946,700

See Notes to Financial Statements.

PGIM Strategic Bond Fund 25

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)

MGM Resorts International,
Gtd. Notes(a)	4.750%	10/15/28	1,500	$1,361,293
Gtd. Notes	5.500	04/15/27	250	239,068
Gtd. Notes	5.750	06/15/25	50	49,380
Gtd. Notes	6.750	05/01/25	450	450,716
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	1,600	1,496,224

				8,373,566

Machinery-Diversified 0.0%

Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30	175	179,463

Media 2.3%

AMC Networks, Inc.,
Gtd. Notes	5.000	04/01/24	1,075	1,064,280
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	3,225	2,614,121
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	1,300	1,066,237
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	1,000	765,760
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	1,350	1,228,841
Charter Communications Operating LLC/Charter
Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38	100	84,504
Sr. Sec’d. Notes	5.375	05/01/47	205	163,532
Sr. Sec’d. Notes	5.750	04/01/48	500	421,049
Sr. Sec’d. Notes	6.384	10/23/35	1,515	1,468,917
Sr. Sec’d. Notes	6.484	10/23/45	50	45,905
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	1,480	1,017,168
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	1,475	771,311
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	4,000	2,213,670
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $4,702,938;purchased 07/18/19 - 09/16/20)(f)	6.625	08/15/27(d)	5,940	157,552
Sec’d. Notes, 144A (original cost $997,283;purchased 02/19/20)(f)	5.375	08/15/26(d)	1,000	29,169
Discovery Communications LLC,
Gtd. Notes	5.200	09/20/47	645	521,898
Gtd. Notes	5.300	05/15/49	2,220	1,807,516

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)

DISH DBS Corp.,
Gtd. Notes	7.375%	07/01/28		500	$312,588
Gtd. Notes	7.750	07/01/26		4,570	3,414,761
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27		1,875	1,815,321
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,000	2,009,329
Sr. Sec’d. Notes	5.250	05/15/29	GBP	500	537,117

					23,530,546

Mining 1.6%

AngloGold Ashanti Holdings PLC (Australia),
Gtd. Notes	3.375	11/01/28		1,405	1,212,529
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A(a)	7.500	04/01/25		4,600	4,581,025
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		820	759,730
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28		500	490,194
Indonesia Asahan Aluminium PT/Mineral Industri
Indonesia Persero PT (Indonesia),
Sr. Unsec’d. Notes	6.530	11/15/28		1,710	1,738,865
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26		1,500	1,358,484
Vedanta Resources Finance II PLC (India),
Gtd. Notes	13.875	01/21/24		2,430	2,079,545
Yamana Gold, Inc. (Canada),
Gtd. Notes	2.630	08/15/31		5,000	3,938,415

					16,158,787

Oil & Gas 4.2%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26		1,575	1,582,443
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	3.750	01/15/30		150	132,777
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes	7.875	12/15/24(d)		2,950	295

See Notes to Financial Statements.

PGIM Strategic Bond Fund 27

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000%	11/01/26		1,525	$1,516,161
Gtd. Notes, 144A	9.000	11/01/27		1,004	1,262,656
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		825	825,927
BP Capital Markets PLC (United Kingdom),
Gtd. Notes	4.375(ff)	06/22/25(oo)		3,080	2,933,700
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		475	464,534
Gtd. Notes, 144A	5.875	02/01/29		425	407,283
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	7.000	06/15/25		1,100	1,089,550
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28		200	205,981
CNX Resources Corp.,
Gtd. Notes, 144A	7.250	03/14/27		1,525	1,523,400
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		2,000	1,862,500
Sr. Unsec’d. Notes	8.625	01/19/29		2,105	2,141,837
Sr. Unsec’d. Notes	8.875	01/13/33		396	400,366
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28		1,500	1,467,760
Energian Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.500	03/30/24		1,000	988,980
Sr. Sec’d. Notes, 144A	4.875	03/30/26		1,222	1,143,535
Sr. Sec’d. Notes, 144A	5.375	03/30/28		1,688	1,534,021
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	1,250	1,330,140
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		675	632,088
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		675	620,977
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	672,872
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A(a)	6.500	06/30/27		970	935,371
Sr. Sec’d. Notes, 144A(a)	6.750	06/30/30		1,190	1,112,900
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29		1,750	1,672,842
Gtd. Notes, 144A(a)	7.125	02/01/27		1,400	1,413,426
Nabors Industries, Inc.,
Gtd. Notes	5.750	02/01/25		375	367,839
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	730	807,448

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Petrobras Global Finance BV (Brazil), (cont’d.)
Gtd. Notes, EMTN	6.250%	12/14/26	GBP	1,295	$1,567,061
Petroleos Mexicanos (Mexico),
Gtd. Notes	3.625	11/24/25	EUR	500	483,598
Gtd. Notes	4.750	02/26/29	EUR	500	408,122
Gtd. Notes	6.500	03/13/27		4,462	3,895,661
Gtd. Notes	6.500	01/23/29		100	81,024
Gtd. Notes	6.840	01/23/30		400	314,960
Gtd. Notes, EMTN	3.750	02/21/24	EUR	657	700,471
Gtd. Notes, EMTN	3.750	11/16/25	GBP	400	435,080
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,180	1,018,368
Preem Holdings AB (Sweden),
Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	2,250	2,616,672
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25		700	688,625
Gtd. Notes, 144A	8.000	02/01/27		275	267,440

					43,526,691

Packaging & Containers 0.2%

Ball Corp.,
Gtd. Notes	6.000	06/15/29		1,000	985,990
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28		1,000	892,287
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28		100	98,495

					1,976,772

Pharmaceuticals 1.3%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39		1,880	1,611,921
Sr. Unsec’d. Notes	4.700	05/14/45		715	641,862
Sr. Unsec’d. Notes	4.750	03/15/45		1,150	1,031,724
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29		700	572,114
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27		90	50,063
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		1,250	556,250
Gtd. Notes, 144A	5.000	02/15/29		1,100	467,500
Gtd. Notes, 144A	5.250	01/30/30		1,175	493,500

See Notes to Financial Statements.

PGIM Strategic Bond Fund 29

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A	5.250%	02/15/31	4,025	$1,691,426
Gtd. Notes, 144A	6.250	02/15/29	1,250	546,875
Gtd. Notes, 144A	7.000	01/15/28	1,225	554,312
Sr. Sec’d. Notes, 144A	4.875	06/01/28	1,075	636,937
CVS Health Corp.,
Sr. Unsec’d. Notes	5.125	07/20/45	25	22,259
Mylan, Inc.,
Gtd. Notes	5.400	11/29/43	3,000	2,498,209
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	725	617,054
Viatris, Inc.,
Gtd. Notes	4.000	06/22/50	1,495	989,410

				12,981,416

Pipelines 1.7%

AI Candelaria Spain SA (Colombia),
Sr. Sec’d. Notes, 144A	5.750	06/15/33	2,720	1,972,979
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	01/15/28	2,800	2,680,352
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	2,900	2,570,500
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	655	597,985
Sr. Unsec’d. Notes	5.000	05/15/50	1,280	1,053,308
Sr. Unsec’d. Notes	5.300	04/15/47	5	4,239
Sr. Unsec’d. Notes	6.250	04/15/49	1,340	1,280,850
Enterprise Products Operating LLC,
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	8.619(c)	08/16/77	200	197,199
ONEOK, Inc.,
Gtd. Notes	4.950	07/13/47	25	20,551
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	1,600	1,408,400
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	1,485	1,405,396
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	225	203,540
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,250	1,160,789
Gtd. Notes, 144A(a)	6.000	12/31/30	2,150	1,932,610
Gtd. Notes, 144A	7.500	10/01/25	1,250	1,255,083

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.900%	01/15/45	76	$64,743

				17,808,524

Real Estate 0.7%

Agile Group Holdings Ltd. (China),
Sr. Sec’d. Notes	6.050	10/13/25	2,085	218,925
Arabian Centres Sukuk Ltd. (Saudi Arabia),
Gtd. Notes, 144A	5.375	11/26/24	1,655	1,601,295
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	4,000	3,284,147
Gtd. Notes, 144A	5.375	08/01/28	920	830,705
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	2,000	1,532,657

				7,467,729

Real Estate Investment Trusts (REITs) 0.9%

Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes(a)	4.050	07/01/30	1,590	1,437,831
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	2,000	1,509,296
Gtd. Notes	9.750	06/15/25	775	762,604
Sr. Unsec’d. Notes	4.750	05/01/24	125	118,569
Sr. Unsec’d. Notes(a)	4.750	02/15/28	1,750	1,338,032
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24	745	722,863
Healthpeak OP LLC,
Gtd. Notes	2.875	01/15/31	505	422,817
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	7.500	06/01/25	1,500	1,505,650
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26	345	325,158
Gtd. Notes, 144A	4.500	09/01/26	75	71,099
Gtd. Notes, 144A	4.625	06/15/25	440	426,120
Gtd. Notes, 144A	4.625	12/01/29	285	258,369

				8,898,408

See Notes to Financial Statements.

PGIM Strategic Bond Fund 31

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail 1.9%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000%	10/15/30		1,350	$1,136,484
At Home Group, Inc.,
Sr. Sec’d. Notes, 144A	4.875	07/15/28		550	262,873
AutoNation, Inc.,
Sr. Unsec’d. Notes(a)	4.750	06/01/30		1,880	1,749,301
Brinker International, Inc.,
Gtd. Notes, 144A(a)	5.000	10/01/24		2,900	2,854,413
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	3,329	3,492,578
Sr. Sec’d. Notes	6.250	10/30/25	EUR	2,312	2,436,921
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	925	970,110
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A	3.375	01/15/32		2,305	1,786,606
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		650	536,994
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29		825	627,733
Gtd. Notes, 144A	3.875	10/01/31		850	616,074
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25		1,675	1,663,070
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		1,850	1,819,015

					19,952,172

Semiconductors 0.1%

NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes	3.150	05/01/27		675	624,105
Gtd. Notes	3.400	05/01/30		875	765,940

					1,390,045

Telecommunications 2.5%

Altice France Holding SA (Luxembourg),
Sr. Sec’d. Notes	8.000	05/15/27	EUR	1,100	563,221
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/15/55		1,250	815,703
Sr. Unsec’d. Notes	3.800	12/01/57		781	525,830

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

CT Trust (Guatemala),
Sr. Sec’d. Notes, 144A	5.125%	02/03/32		1,980	$1,623,600
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $74,155; purchased 03/21/23 - 03/22/23)(f)	8.000	04/01/25(d)		189	43,454
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $871,563; purchased 04/16/21 - 03/15/23)(f)	8.000	12/31/26(d)		2,150	104,813
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $2,316,017; purchased 01/05/21 - 12/15/22)(f)	13.000	12/31/25(d)		2,295	1,623,744
Sr. Sec’d. Notes, 144A (original cost $5,936,250; purchased 06/26/19 - 01/05/21)(f)	8.750	05/25/24		6,000	5,452,140
Sr. Sec’d. Notes, 144A (original cost $2,008,750; purchased 07/02/20 - 01/05/21)(f)	8.750	05/25/24		2,000	1,816,460
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $907,500; purchased 06/07/19)(f)	6.750	12/31/23(d)		1,375	67,031
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	5.625	10/15/28	EUR	3,125	3,191,767
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)		4,585	5
Gtd. Notes, 144A^	8.500	10/15/24(d)		75	—
Gtd. Notes, 144A^	9.750	07/15/25(d)		75	—
Sr. Sec’d. Notes, 144A	6.500	03/15/30		2,800	2,562,000
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	10.500	05/15/30		645	655,871
Millicom International Cellular SA (Guatemala),
Sr. Unsec’d. Notes, 144A	4.500	04/27/31		720	565,445
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32		3,000	3,574,592
T-Mobile USA, Inc.,
Gtd. Notes	4.375	04/15/40		1,850	1,587,639
Total Play Telecomunicaciones SA de CV (Mexico),
Gtd. Notes, 144A	6.375	09/20/28		1,710	770,423

					25,543,738

See Notes to Financial Statements.

PGIM Strategic Bond Fund 33

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Transportation 0.0%

Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes	5.875%	07/05/34		90	$88,291

TOTAL CORPORATE BONDS (cost $604,898,921)					515,601,248

FLOATING RATE AND OTHER LOANS 2.3%

Airlines 0.1%

United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%	9.292(c)	04/21/28		977	977,533

Commercial Services 0.0%

Adtalem Global Education, Inc.,
Term B Loan, 1 Month SOFR + 4.114%	9.446(c)	08/12/28		502	501,510

Computers 0.2%

McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	9.168(c)	03/01/29		1,906	1,861,918

Insurance 0.1%

Asurion LLC,
New B-09 Term Loan, 3 Month LIBOR + 3.250%	8.788(c)	07/31/27		635	609,960
New B-11 Term Loan, 1 Month SOFR + 4.350%	9.681(c)	08/21/28		703	678,113

					1,288,073

Investment Companies 0.5%

Rainbow Midco Ltd. (United Kingdom),
Term Loan, 3 Month EURIBOR + 7.750%^	10.947(c)	02/22/30	EUR	4,737	4,982,762

Media 0.2%

CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.810(c)	01/18/28		834	785,342
September 2019 Term Loan, 1 Month LIBOR + 2.500%	7.925(c)	04/15/27		878	786,081
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%	12.775(c)	05/25/26		201	128,794
Second Lien Term Loan	8.025	08/24/26		2,332	60,253

					1,760,470

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Metal Fabricate/Hardware 0.2%

Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%	11.415%(c)	03/31/28		223	$217,854
Term Loan, 1 Month SOFR + 5.850%	11.181(c)	03/31/28		1,757	1,698,676

					1,916,530

Real Estate Investment Trusts (REITs) 0.1%

Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month SOFR + 2.364%	7.696(c)	04/23/26		754	735,545

Retail 0.7%

EG Group Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 1 Month EURIBOR + 7.000%	10.636(c)	04/30/27	EUR	7,300	7,242,916
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month SOFR + 3.864%	9.196(c)	03/06/28		648	645,648

					7,888,564

Telecommunications 0.2%

CenturyLink, Inc.,
Term B Loan, 1 Month SOFR + 2.364%	7.696(c)	03/15/27		522	338,921
Digicel International Finance Ltd. (Jamaica),
First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	8.981(c)	05/27/24		1,616	1,469,298

					1,808,219

TOTAL FLOATING RATE AND OTHER LOANS (cost $26,516,852)					23,721,124

MUNICIPAL BONDS 0.9%

Illinois 0.1%

State of Illinois,
General Obligation Unlimited, Taxable	5.100	06/01/33		1,210	1,173,442

Puerto Rico 0.8%

Commonwealth of Puerto Rico,
General Obligation, Sub-Series C	0.000(cc)	11/01/43		12,169	6,267,188

See Notes to Financial Statements.

PGIM Strategic Bond Fund 35

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Puerto Rico (cont’d.)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750%	07/01/53	700	$655,341
Revenue Bonds, Series A-1	5.000	07/01/58	1,780	1,722,442

				8,644,971

TOTAL MUNICIPAL BONDS (cost $10,520,534)				9,818,413

RESIDENTIAL MORTGAGE-BACKED SECURITIES 5.3%
Bellemeade Re Ltd.,
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	9.029(c)	06/25/30	1,768	1,779,381
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	8.238(c)	03/25/31	2,280	2,313,662
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.688(c)	09/25/31	900	891,926
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%^	7.180(c)	09/12/26	3,719	3,719,360
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 30 Day Average SOFR + 2.264% (Cap N/A, Floor 0.000%)	7.552(c)	09/25/31	47	47,118
Series 2019-R07, Class 1M2, 144A, 30 Day Average SOFR + 2.214% (Cap N/A, Floor 0.000%)	7.502(c)	10/25/39	57	57,046
Series 2020-R01, Class 1M2, 144A, 30 Day Average SOFR + 2.164% (Cap N/A, Floor 0.000%)	7.452(c)	01/25/40	810	814,652
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.388(c)	10/25/41	3,970	3,952,803
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.538(c)	03/25/42	1,000	1,091,043
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.388(c)	03/25/42	1,000	1,014,380

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	12.096%(c)	06/25/42	500	$553,180
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 5.600%)	10.888(c)	07/25/42	500	534,375
Series 2022-R08, Class 1M2, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 3.600%)	8.888(c)	07/25/42	635	653,121
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	7.112(c)	11/25/28	52	51,655
Fannie Mae Interest Strips,
Series 422, Class C7, IO	3.500	11/25/35	3,073	393,755
Fannie Mae REMIC,
Series 2018-80, Class GC	3.500	10/25/48	1,500	1,256,830
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.688(c)	08/25/33	6,250	6,412,941
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA04, Class B1, 144A, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)	11.402(c)	08/25/50	1,309	1,454,740
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	10.088(c)	10/25/50	630	680,367
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	8.088(c)	10/25/50	142	143,741
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.288(c)	12/25/50	3,240	3,199,532
Series 2020-HQA02, Class M2, 144A, 30 Day Average SOFR + 3.214% (Cap N/A, Floor 0.000%)	8.502(c)	03/25/50	100	102,501
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)	10.652(c)	09/25/50	985	1,055,424
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.788(c)	10/25/33	100	103,030

See Notes to Financial Statements.

PGIM Strategic Bond Fund 37

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	8.338%(c)	01/25/34		2,320		$2,308,405
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.688(c)	02/25/42		500		498,125
Government National Mortgage Assoc.,
Series 2016-69, Class B	3.000	05/20/46		3,263		2,881,744
Series 2019-137, Class IO, IO	3.000	11/20/49		4,478		641,225
Series 2019-159, Class IJ, IO	3.500	12/20/49		769		149,924
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	7.079(c)	05/25/29		138		137,922
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.179(c)	01/25/48		101		97,589
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.188(c)	04/25/34		3,900		3,935,424
PMT Credit Risk Transfer Trust,
Series 2021-01R, Class A, 144A, 1 Month SOFR + 3.014% (Cap N/A, Floor 2.900%)	8.343(c)	02/27/24		4,791		4,763,439
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 3.850% (Cap N/A, Floor 2.850%)	9.279(c)	02/25/25		1,720		1,718,135
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	8.079(c)	08/25/25		1,300		1,291,244
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.988(c)	11/25/31		3,700		3,741,618
Retiro Mortgage Securities DAC (Spain),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	5.000(c)	07/30/75	EUR	584		624,073
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r	)	1

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $55,290,496)						55,065,431

SOVEREIGN BONDS 3.2%
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		1,515		1,482,943

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes	1.375%	09/23/50	EUR	27	$16,054
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	7.500	02/02/34		1,960	1,944,085
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,635	1,526,812
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		2,270	2,217,858
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	137,169
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	1,080	1,042,886
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	615	485,152
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	135	134,403
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	380	404,376
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	1,130	1,216,089
Sr. Unsec’d. Notes, 144A	5.750	12/31/32		334	302,195
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		200	192,325
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		200	197,348
Lembaga Pembiayaan Ekspor Indonesia (Indonesia),
Sr. Unsec’d. Notes, EMTN	3.875	04/06/24		801	788,825
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes	8.250	04/15/24		2,200	1,762,970
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.875	10/17/29		1,000	872,911
Sr. Unsec’d. Notes, MTN(a)	5.375	06/15/33		3,300	3,238,780
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	742	646,003
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	3,800	4,146,119
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	105	91,416
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	943	802,358
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	4,453	4,400,892

See Notes to Financial Statements.

PGIM Strategic Bond Fund 39

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Serbia International Bond (Serbia), (cont’d.)
Sr. Unsec’d. Notes, 144A	1.500%	06/26/29	EUR	1,095	$931,688
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	1,006	736,350
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		508	385,343
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		425	422,063
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	1,140	288,643
Sr. Unsec’d. Notes	7.750	09/01/24(d)		100	33,300
Sr. Unsec’d. Notes	7.750	09/01/26(d)		430	123,625
Sr. Unsec’d. Notes	8.994	02/01/26(d)		200	60,000
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	1,355	343,080
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)		3,550	1,182,150
Sr. Unsec’d. Notes, 144A	7.750	09/01/25(d)		520	166,400
Sr. Unsec’d. Notes, 144A	8.994	02/01/26(d)		650	195,000

TOTAL SOVEREIGN BONDS (cost $41,518,312)					32,917,611

U.S. GOVERNMENT AGENCY OBLIGATIONS 18.5%
Federal Home Loan Mortgage Corp.	2.500	03/01/51		1,991	1,664,778
Federal Home Loan Mortgage Corp.	2.500	07/01/51		2,180	1,812,346
Federal Home Loan Mortgage Corp.	2.500	08/01/51		2,925	2,428,963
Federal Home Loan Mortgage Corp.	4.500	10/01/52		10,450	9,908,242
Federal National Mortgage Assoc.	2.000	TBA		31,500	25,110,176
Federal National Mortgage Assoc.	2.500	TBA		33,500	27,787,988
Federal National Mortgage Assoc.	2.500	06/01/50		2,978	2,497,553
Federal National Mortgage Assoc.	2.500	03/01/51		3,111	2,598,729
Federal National Mortgage Assoc.	2.500	07/01/51		1,803	1,501,329
Federal National Mortgage Assoc.	3.000	TBA		58,000	50,022,735
Federal National Mortgage Assoc.	3.500	TBA		5,000	4,468,945
Federal National Mortgage Assoc.	4.500	TBA		4,000	3,896,564
Federal National Mortgage Assoc.	4.500	TBA		8,500	8,064,375
Federal National Mortgage Assoc.	5.000	TBA		25,500	24,737,490
Federal National Mortgage Assoc.	5.500	TBA		9,000	8,883,281
Government National Mortgage Assoc.	3.000	TBA		4,500	3,956,309
Government National Mortgage Assoc.	4.500	TBA		6,000	5,717,813
Government National Mortgage Assoc.	5.000	TBA		6,000	5,838,399

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $190,470,335)					190,896,015

U.S. TREASURY OBLIGATIONS 8.4%
U.S. Treasury Bonds	1.250	05/15/50		5,375	2,809,277
U.S. Treasury Bonds(k)(kk)	2.250	05/15/41		23,620	17,397,606
U.S. Treasury Bonds	2.250	08/15/49		4,845	3,295,357

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds(k)	2.375%	02/15/42	4,989	$3,710,569
U.S. Treasury Bonds(kk)	2.375	11/15/49	1,525	1,066,070
U.S. Treasury Bonds	2.375	05/15/51	10,605	7,370,475
U.S. Treasury Bonds(kk)	2.750	08/15/47	12,720	9,637,387
U.S. Treasury Bonds(k)	3.000	11/15/44	165	132,696
U.S. Treasury Bonds	3.000	05/15/45	865	692,676
U.S. Treasury Bonds(k)	3.125	02/15/43	4,825	4,005,504
U.S. Treasury Bonds	3.375	11/15/48	9,875	8,390,664
U.S. Treasury Bonds	3.625	02/15/44	1,765	1,573,332
U.S. Treasury Notes(k)	4.125	11/15/32	10,785	10,779,945
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	525	229,072
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	305	128,279
U.S. Treasury Strips Coupon(k)	1.781(s)	08/15/40	12,460	5,802,661
U.S. Treasury Strips Coupon	1.810(s)	02/15/40	4,360	2,084,455
U.S. Treasury Strips Coupon(k)	1.960(s)	05/15/41	785	351,625
U.S. Treasury Strips Coupon(k)	2.056(s)	11/15/38	110	56,091
U.S. Treasury Strips Coupon	2.058(s)	02/15/39	1,170	589,753
U.S. Treasury Strips Coupon(k)	2.208(s)	05/15/39	1,375	684,063
U.S. Treasury Strips Coupon(k)	2.340(s)	02/15/43	7,190	2,953,517
U.S. Treasury Strips Coupon	2.394(s)	11/15/43	2,247	891,778
U.S. Treasury Strips Coupon(k)	2.423(s)	11/15/40	640	294,350
U.S. Treasury Strips Coupon	2.437(s)	05/15/44	2,230	868,132
U.S. Treasury Strips Coupon	3.081(s)	08/15/41	1,295	572,380
U.S. Treasury Strips Principal	2.060(s)	11/15/44	1,145	451,694

TOTAL U.S. TREASURY OBLIGATIONS (cost $105,312,684)				86,819,408

			Shares

COMMON STOCKS 0.5%

Chemicals 0.2%

TPC Group, Inc.*^			70,274	1,756,850

Electric Utilities 0.0%

GenOn Energy Holdings, Inc. (Class A Stock)*^			677	60,930

Gas Utilities 0.1%

Ferrellgas Partners LP (Class B Stock) (original cost $484,969;purchased 07/29/20)(f)			5,838	827,451

See Notes to Financial Statements.

PGIM Strategic Bond Fund 41

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 0.0%

Codere New Topco SA (Spain) (original cost $0; purchased 11/19/21)^(f)	12,376	$—

Independent Power & Renewable Electricity Producers 0.0%

Vistra Corp.	10,516	330,413

Oil, Gas & Consumable Fuels 0.1%

Chesapeake Energy Corp.(a)	11,102	979,307

Wireless Telecommunication Services 0.1%

Intelsat Emergence SA (Luxembourg)*	44,407	1,001,378

TOTAL COMMON STOCKS (cost $2,457,560)		4,956,329

PREFERRED STOCK 0.4%

Electronic Equipment, Instruments & Components

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31 (original cost $3,925,000; purchased 03/29/21)^(f) (cost $3,807,250)	3,925	3,925,000

	Units

RIGHTS* 0.0%

Wireless Telecommunication Services

Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	4,649	29,056
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	4,649	18,596

TOTAL RIGHTS (cost $115)		47,652

TOTAL LONG-TERM INVESTMENTS (cost $1,326,014,355)		1,170,309,324

	Shares

SHORT-TERM INVESTMENTS 6.3%

AFFILIATED MUTUAL FUNDS 6.3%
PGIM Core Government Money Market Fund(wi)	7,804,352	7,804,352

See Notes to Financial Statements.

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $57,183,343; includes $56,917,290 of cash collateral for securities on loan)(b)(wi)	57,245,788	$57,217,165

TOTAL AFFILIATED MUTUAL FUNDS (cost $64,987,695)		65,021,517

OPTIONS PURCHASED*~ 0.0% (cost $41,296)		28,726

TOTAL SHORT-TERM INVESTMENTS (cost $65,028,991)		65,050,243

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 119.7% (cost $1,391,043,346)		1,235,359,567

OPTIONS WRITTEN*~ (0.0)% (premiums received $551,720)		(262,444)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 119.7% (cost $1,390,491,626)		1,235,097,123
Liabilities in excess of other assets(z) (19.7)%		(203,198,443)

NET ASSETS 100.0%		$1,031,898,680

Below is a list of the abbreviation(s) used in the semiannual report:

BRL—Brazilian Real

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

KRW—South Korean Won

MXN—Mexican Peso

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TWD—New Taiwanese Dollar

USD—US Dollar

See Notes to Financial Statements.

PGIM Strategic Bond Fund 43

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BOA—Bank of America, N.A.

CDX—Credit Derivative Index

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

CVR—Contingent Value Rights

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

OJSC—Open Joint-Stock Company

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

UAG—UBS AG

UBS—UBS Securities LLC

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~

See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $21,900,301 and 2.1% of net assets.

See Notes to Financial Statements.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $55,420,069; cash collateral of $56,917,290 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $32,203,946. The aggregate value of $20,925,348 is 2.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $(14,000,000) is (1.4)% of net assets.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at August 31, 2023:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

Tank Holding Corp., Delayed Draw Term Commitment, —%(p), Maturity Date 03/31/28 (cost $94,626)	96	$93,600	$—	$(1,026)

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc.	4.500%	TBA(tt)	09/14/23	$(500)	$(474,063)
Federal National Mortgage Assoc.	5.000%	TBA(tt)	09/14/23	(13,500)	(13,089,990)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $13,568,047)					$(13,564,053)

See Notes to Financial Statements.

PGIM Strategic Bond Fund 45

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs ILS	Call	MSI	02/16/24	5.50	—	EUR	1,583	$352
Currency Option USD vs BRL	Call	MSI	09/05/23	6.00	—		1,578	—
Currency Option USD vs CLP	Call	GSI	09/05/23	1,000.00	—		2,367	—
Currency Option EUR vs ILS	Put	MSI	02/16/24	3.80	—	EUR	1,583	5,730
Currency Option USD vs BRL	Put	GSI	09/29/23	4.00	—		1,579	—
Currency Option USD vs BRL	Put	MSI	10/11/23	4.15	—		2,631	17
Currency Option USD vs CLP	Put	CITI	09/07/23	700.00	—		3,164	—
Currency Option USD vs HUF	Put	MSI	09/15/23	290.00	—		6,397	—
Currency Option USD vs HUF	Put	JPM	09/15/23	310.00	—		1,587	2
Currency Option USD vs HUF	Put	JPM	09/15/23	350.00	—		3,199	22,441
Currency Option USD vs HUF	Put	JPM	11/20/23	290.00	—		4,786	94
Currency Option USD vs KRW	Put	MSI	09/19/23	1,100.00	—		3,208	—
Currency Option USD vs MXN	Put	CITI	09/07/23	16.00	—		3,180	3
Currency Option USD vs PLN	Put	JPM	09/05/23	3.60	—		3,156	—
Currency Option USD vs PLN	Put	JPM	11/01/23	3.45	—		3,162	44
Currency Option USD vs ZAR	Put	MSI	09/12/23	16.50	—		3,189	3
Currency Option USD vs ZAR	Put	MSI	09/21/23	16.70	—		1,564	40

Total Options Purchased (cost $41,296)								$28,726

Options Written: OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs ILS	Call	MSI	02/16/24	4.48	—	EUR	1,583	$(9,350)
Currency Option USD vs BRL	Call	MSI	09/05/23	5.00	—		1,578	(4,283)

See Notes to Financial Statements.

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs CLP	Call	GSI	09/05/23	870.00	—	2,367	$(4,296)
Currency Option USD vs BRL	Put	GSI	09/29/23	4.65	—	1,579	(667)
Currency Option USD vs BRL	Put	MSI	10/11/23	5.15	—	2,631	(107,937)
Currency Option USD vs CLP	Put	CITI	09/07/23	790.00	—	3,164	(3)
Currency Option USD vs HUF	Put	MSI	09/15/23	350.00	—	3,199	(22,441)
Currency Option USD vs HUF	Put	JPM	11/20/23	350.00	—	4,786	(75,138)
Currency Option USD vs MXN	Put	CITI	09/07/23	17.00	—	3,180	(16,245)
Currency Option USD vs PLN	Put	JPM	09/05/23	4.00	—	3,156	(100)
Currency Option USD vs PLN	Put	JPM	11/01/23	3.95	—	3,162	(8,611)
Currency Option USD vs ZAR	Put	MSI	09/12/23	18.40	—	3,189	(6,629)
Currency Option USD vs ZAR	Put	MSI	09/21/23	18.40	—	1,564	(6,489)

Total OTC Traded (premiums received $551,720)							$(262,189)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

GS_21-PJA††^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	44,920	$(255)

(premiums received $0)
Total Options Written (premiums received $551,720)								$(262,444)

††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

See Notes to Financial Statements.

PGIM Strategic Bond Fund 47

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Options Purchased:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at August 31, 2023	Unrealized Appreciation (Depreciation)

CDX.NA.IG.40.V1, 06/20/28	Put	10/18/23	0.75%	CDX.NA.IG.40. V1(Q)	1.00%(Q)	81,540	$49,568	$(61,531)

(cost $111,099)

Options Written:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at August 31, 2023	Unrealized Appreciation (Depreciation)

CDX.NA.IG.40.V1, 06/20/28	Call	10/18/23	0.63%	CDX.NA.IG.40. V1(Q)	1.00%(Q)	81,540	$(72,458)	$9,082
CDX.NA.IG.40.V1, 06/20/28	Put	10/18/23	1.00%	1.00%(Q)	CDX.NA.IG.40. V1(Q)	81,540	(13,452)	35,472

Total Centrally Cleared Swaptions (premiums received $130,464)							$(85,910)	$44,554

Futures contracts outstanding at August 31, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
106	3 Month CME SOFR	Mar. 2024	$25,069,000	$(1,958)
382	2 Year U.S. Treasury Notes	Dec. 2023	77,853,391	159,939
431	5 Year U.S. Treasury Notes	Dec. 2023	46,083,330	172,791
786	10 Year U.S. Treasury Notes	Dec. 2023	87,270,563	851,307

				1,182,079

Short Positions:
228	5 Year Euro-Bobl	Sep. 2023	28,706,084	292,413
20	5 Year Euro-Bobl	Dec. 2023	2,547,572	(14,766)
21	10 Year Euro-Bund	Sep. 2023	3,032,916	46,006
59	10 Year Euro-Bund	Dec. 2023	8,485,223	(83,314)
7	10 Year U.S. Ultra Treasury Notes	Dec. 2023	812,766	(8,635)
357	20 Year U.S. Treasury Bonds	Dec. 2023	43,442,438	(719,841)
405	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	52,434,844	(646,085)
38	Euro Schatz Index	Sep. 2023	4,331,501	25,678
5	Euro Schatz Index	Dec. 2023	571,886	(1,170)

				(1,109,714)

				$72,365

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at August 31, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 09/05/23	DB	BRL	6,686	$1,363,844	$1,349,263	$—	$(14,581)
Expiring 09/05/23	GSI	BRL	10,994	2,307,085	2,218,815	—	(88,270)
Chilean Peso,
Expiring 09/20/23	BNP	CLP	1,386,548	1,618,000	1,622,710	4,710	—
Chinese Renminbi,
Expiring 11/16/23	BOA	CNH	16,640	2,288,000	2,296,610	8,610	—
Expiring 11/16/23	CITI	CNH	17,648	2,428,999	2,435,826	6,827	—
Expiring 11/16/23	HSBC	CNH	19,650	2,711,000	2,712,072	1,072	—
Colombian Peso,
Expiring 09/20/23	BARC	COP	23,132,075	5,435,730	5,615,909	180,179	—
Expiring 09/20/23	CITI	COP	18,417,388	4,062,970	4,471,296	408,326	—
Expiring 09/20/23	CITI	COP	6,531,902	1,581,000	1,585,788	4,788	—
Expiring 09/20/23	DB	COP	18,130,991	4,078,963	4,401,766	322,803	—
Expiring 09/20/23	GSI	COP	2,227,152	554,000	540,699	—	(13,301)
Expiring 12/20/23	BARC	COP	18,638,636	4,374,804	4,425,306	50,502	—
Euro,
Expiring 10/19/23	MSI	EUR	2,313	2,541,332	2,513,989	—	(27,343)
Hungarian Forint,
Expiring 10/19/23	CITI	HUF	515,752	1,439,441	1,452,415	12,974	—
Indian Rupee,
Expiring 09/20/23	BOA	INR	189,393	2,301,000	2,290,174	—	(10,826)
Expiring 09/20/23	HSBC	INR	225,148	2,714,000	2,722,530	8,530	—
Expiring 09/20/23	HSBC	INR	209,075	2,551,000	2,528,170	—	(22,830)
Expiring 09/20/23	HSBC	INR	190,686	2,305,000	2,305,807	807	—
Expiring 09/20/23	JPM	INR	222,898	2,679,000	2,695,324	16,324	—
Expiring 09/20/23	JPM	INR	212,895	2,588,000	2,574,368	—	(13,632)
Expiring 09/20/23	MSI	INR	282,717	3,432,000	3,418,662	—	(13,338)
Expiring 09/20/23	SCB	INR	194,988	2,355,000	2,357,831	2,831	—
Indonesian Rupiah,
Expiring 09/20/23	CITI	IDR	33,721,800	2,220,000	2,214,227	—	(5,773)
Expiring 09/20/23	MSI	IDR	178,190,201	11,981,187	11,700,253	—	(280,934)
Israeli Shekel,
Expiring 09/20/23	BARC	ILS	7,226	2,037,000	1,901,658	—	(135,342)
Expiring 09/20/23	DB	ILS	8,360	2,301,528	2,199,997	—	(101,531)
Mexican Peso,
Expiring 09/20/23	BARC	MXN	57,253	3,223,713	3,346,112	122,399	—
New Taiwanese Dollar,
Expiring 09/20/23	HSBC	TWD	80,148	2,626,000	2,517,205	—	(108,795)
Expiring 09/20/23	MSI	TWD	89,693	2,808,000	2,816,984	8,984	—
Expiring 09/20/23	SCB	TWD	290,814	9,539,935	9,133,581	—	(406,354)
New Zealand Dollar,
Expiring 10/19/23	BARC	NZD	2,506	1,578,941	1,494,536	—	(84,405)

See Notes to Financial Statements.

PGIM Strategic Bond Fund 49

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Forward foreign currency exchange contracts outstanding at August 31, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 09/20/23	CITI	PEN	4,294	$1,173,862	$1,160,129	$—	$(13,733)
Expiring 09/20/23	CITI	PEN	3,907	1,089,150	1,055,635	—	(33,515)
Expiring 09/20/23	CITI	PEN	3,820	1,065,500	1,032,113	—	(33,387)
Expiring 09/20/23	CITI	PEN	3,457	965,850	934,153	—	(31,697)
Expiring 09/20/23	DB	PEN	11,152	3,029,002	3,013,233	—	(15,769)
Philippine Peso,
Expiring 09/20/23	JPM	PHP	91,057	1,622,023	1,608,644	—	(13,379)
Expiring 09/20/23	SCB	PHP	143,315	2,531,000	2,531,854	854	—
Polish Zloty,
Expiring 10/19/23	GSI	PLN	8,262	2,076,000	1,997,438	—	(78,562)
Expiring 10/19/23	GSI	PLN	1,309	320,474	316,478	—	(3,996)
Expiring 10/19/23	HSBC	PLN	10,668	2,679,394	2,579,154	—	(100,240)
Expiring 10/19/23	JPM	PLN	8,075	2,023,000	1,952,408	—	(70,592)
Singapore Dollar,
Expiring 09/20/23	SSB	SGD	3,732	2,768,000	2,763,753	—	(4,247)
Expiring 09/20/23	TD	SGD	8,865	6,721,000	6,565,249	—	(155,751)
South African Rand,
Expiring 09/20/23	JPM	ZAR	36,201	2,005,000	1,913,547	—	(91,453)
Expiring 09/20/23	MSI	ZAR	33,723	1,689,206	1,782,567	93,361	—
Expiring 09/20/23	MSI	ZAR	33,092	1,770,000	1,749,229	—	(20,771)
South Korean Won,
Expiring 09/20/23	CITI	KRW	2,523,142	1,988,000	1,906,060	—	(81,940)
Expiring 09/20/23	CITI	KRW	2,454,412	1,946,000	1,854,139	—	(91,861)
Expiring 09/20/23	CITI	KRW	1,902,833	1,494,000	1,437,459	—	(56,541)
Expiring 09/20/23	GSI	KRW	2,225,590	1,741,000	1,681,280	—	(59,720)
Expiring 09/20/23	HSBC	KRW	1,925,455	1,486,000	1,454,548	—	(31,452)
Thai Baht,
Expiring 09/20/23	BOA	THB	75,936	2,180,000	2,172,836	—	(7,164)
Expiring 09/20/23	GSI	THB	68,846	2,009,000	1,969,976	—	(39,024)
Expiring 09/20/23	HSBC	THB	70,444	2,062,000	2,015,692	—	(46,308)
Expiring 09/20/23	MSI	THB	75,199	2,126,000	2,151,742	25,742	—

				$146,586,933	$145,459,199	1,280,623	(2,408,357)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 09/05/23	BNP	BRL	9,093	$1,829,000	$1,835,082	$—	$(6,082)
Expiring 09/05/23	TD	BRL	8,587	1,718,000	1,732,995	—	(14,995)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at August 31, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 10/03/23	DB	BRL	6,686	$1,357,860	$1,342,988	$14,872	$—
British Pound,
Expiring 10/19/23	BOA	GBP	321	415,642	406,706	8,936	—
Expiring 10/19/23	DB	GBP	21,053	27,345,636	26,674,190	671,446	—
Expiring 10/19/23	MSI	GBP	1,674	2,153,122	2,120,814	32,308	—
Chilean Peso,
Expiring 09/20/23	CITI	CLP	1,806,047	2,104,950	2,113,659	—	(8,709)
Expiring 09/20/23	HSBC	CLP	2,329,674	2,850,364	2,726,472	123,892	—
Expiring 09/20/23	HSBC	CLP	1,083,600	1,330,632	1,268,163	62,469	—
Chinese Renminbi,
Expiring 11/16/23	MSI	CNH	83,237	11,417,708	11,488,407	—	(70,699)
Colombian Peso,
Expiring 09/20/23	BARC	COP	18,638,636	4,475,063	4,525,011	—	(49,948)
Expiring 09/20/23	BOA	COP	7,012,185	1,707,000	1,702,388	4,612	—
Expiring 09/20/23	CITI	COP	6,731,477	1,626,000	1,634,239	—	(8,239)
Expiring 09/20/23	GSI	COP	14,818,576	3,470,393	3,597,593	—	(127,200)
Czech Koruna,
Expiring 10/19/23	BARC	CZK	36,362	1,636,000	1,635,095	905	—
Expiring 10/19/23	BARC	CZK	8,539	401,511	383,954	17,557	—
Expiring 10/19/23	JPM	CZK	36,666	1,658,000	1,648,740	9,260	—
Euro,
Expiring 10/19/23	BARC	EUR	35,292	39,785,661	38,360,159	1,425,502	—
Expiring 10/19/23	BOA	EUR	1,145	1,258,890	1,244,088	14,802	—
Expiring 10/19/23	CITI	EUR	1,046	1,151,000	1,136,473	14,527	—
Expiring 10/19/23	MSI	EUR	51,955	57,235,956	56,471,925	764,031	—
Expiring 10/19/23	SSB	EUR	57,314	63,814,356	62,296,255	1,518,101	—
Hungarian Forint,
Expiring 10/19/23	BOA	HUF	567,191	1,592,000	1,597,275	—	(5,275)
Expiring 10/19/23	GSI	HUF	617,407	1,728,000	1,738,688	—	(10,688)
Expiring 10/19/23	GSI	HUF	602,452	1,678,000	1,696,573	—	(18,573)
Expiring 10/19/23	GSI	HUF	601,673	1,663,000	1,694,380	—	(31,380)
Indian Rupee,
Expiring 09/20/23	BOA	INR	956,108	11,539,884	11,561,431	—	(21,547)
Expiring 09/20/23	BOA	INR	195,537	2,376,000	2,364,471	11,529	—
Expiring 09/20/23	SCB	INR	224,115	2,707,000	2,710,041	—	(3,041)
Expiring 09/20/23	UAG	INR	228,605	2,756,000	2,764,329	—	(8,329)
Indonesian Rupiah,
Expiring 09/20/23	BOA	IDR	34,170,067	2,287,000	2,243,661	43,339	—
Expiring 09/20/23	CITI	IDR	31,501,468	2,095,000	2,068,437	26,563	—
Expiring 09/20/23	HSBC	IDR	31,603,674	2,103,000	2,075,148	27,852	—
Israeli Shekel,
Expiring 09/20/23	BOA	ILS	2,892	765,200	761,162	4,038	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund 51

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Forward foreign currency exchange contracts outstanding at August 31, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 09/20/23	CITI	ILS	15,587	$4,283,463	$4,101,866	$181,597	$—
Expiring 09/20/23	CITI	ILS	4,357	1,147,800	1,146,485	1,315	—
Mexican Peso,
Expiring 09/20/23	BOA	MXN	31,648	1,838,000	1,849,639	—	(11,639)
Expiring 09/20/23	BOA	MXN	29,610	1,711,000	1,730,561	—	(19,561)
Expiring 09/20/23	CITI	MXN	40,602	2,339,000	2,372,929	—	(33,929)
New Taiwanese Dollar,
Expiring 09/20/23	BOA	TWD	84,484	2,733,000	2,653,377	79,623	—
Expiring 09/20/23	CITI	TWD	85,061	2,739,000	2,671,495	67,505	—
Expiring 09/20/23	CITI	TWD	75,216	2,406,000	2,362,314	43,686	—
Expiring 09/20/23	CITI	TWD	74,400	2,442,000	2,336,687	105,313	—
Expiring 09/20/23	CITI	TWD	65,059	2,061,000	2,043,288	17,712	—
Expiring 09/20/23	DB	TWD	82,612	2,647,000	2,594,573	52,427	—
Expiring 09/20/23	HSBC	TWD	76,192	2,398,000	2,392,943	5,057	—
Expiring 09/20/23	HSBC	TWD	73,359	2,381,000	2,303,967	77,033	—
Expiring 09/20/23	HSBC	TWD	71,444	2,320,000	2,243,848	76,152	—
Expiring 09/20/23	MSI	TWD	83,921	2,715,000	2,635,688	79,312	—
Expiring 09/20/23	SCB	TWD	84,923	2,748,000	2,667,163	80,837	—
Expiring 09/20/23	SCB	TWD	82,459	2,661,000	2,589,784	71,216	—
Peruvian Nuevo Sol,
Expiring 09/20/23	CITI	PEN	8,574	2,304,000	2,316,627	—	(12,627)
Philippine Peso,
Expiring 09/20/23	CITI	PHP	136,420	2,406,000	2,410,042	—	(4,042)
Expiring 09/20/23	GSI	PHP	142,373	2,562,000	2,515,205	46,795	—
Expiring 09/20/23	HSBC	PHP	124,964	2,244,000	2,207,651	36,349	—
Expiring 09/20/23	HSBC	PHP	68,137	1,243,072	1,203,739	39,333	—
Expiring 09/20/23	HSBC	PHP	63,402	1,159,928	1,120,074	39,854	—
Expiring 09/20/23	JPM	PHP	137,199	2,419,000	2,423,795	—	(4,795)
Polish Zloty,
Expiring 10/19/23	HSBC	PLN	7,226	1,769,000	1,747,022	21,978	—
Expiring 10/19/23	MSI	PLN	7,007	1,715,000	1,694,066	20,934	—
Singapore Dollar,
Expiring 09/20/23	CITI	SGD	3,261	2,432,000	2,414,961	17,039	—
Expiring 09/20/23	GSI	SGD	32,691	24,348,891	24,211,295	137,596	—
Expiring 09/20/23	JPM	SGD	3,514	2,632,000	2,602,293	29,707	—
Expiring 09/20/23	UAG	SGD	984	725,000	728,692	—	(3,692)
South African Rand,
Expiring 09/20/23	JPM	ZAR	35,900	1,909,000	1,897,632	11,368	—
Expiring 09/20/23	MSI	ZAR	33,407	1,696,000	1,765,853	—	(69,853)
South Korean Won,
Expiring 09/20/23	BOA	KRW	2,703,413	2,026,000	2,042,243	—	(16,243)
Expiring 09/20/23	HSBC	KRW	2,144,708	1,604,000	1,620,180	—	(16,180)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at August 31, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/20/23	JPM	KRW	27,670,835	$21,350,459	$20,903,411	$447,048	$—
Swiss Franc,
Expiring 10/19/23	GSI	CHF	448	520,000	509,500	10,500	—
Thai Baht,
Expiring 09/20/23	JPM	THB	268,397	7,810,177	7,679,922	130,255	—
Expiring 09/20/23	JPM	THB	84,088	2,404,000	2,406,109	—	(2,109)
Expiring 09/20/23	JPM	THB	73,224	2,081,000	2,095,240	—	(14,240)

				$394,963,618	$388,833,151	6,724,082	(593,615)

						$8,004,705	$(3,001,972)

Credit default swap agreements outstanding at August 31, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA††	09/14/23	0.500%(M)	28,328	*	$19,251	$(353)	$19,604	GSI

††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	1,710	$1,777,373	$614,065	$1,163,308	JPM
Gazprom PAO	06/20/24	1.000%(Q)		1,515	292,934	390,301	(97,367)	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,475	(31,169)	(48,071)	16,902	BARC
United Mexican States	06/20/24	1.000%(Q)		2,340	(19,937)	399	(20,336)	BARC
United Mexican States	12/20/24	1.000%(Q)		180	(2,050)	331	(2,381)	CITI

					$2,017,151	$957,025	$1,060,126

See Notes to Financial Statements.

PGIM Strategic Bond Fund 53

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Credit default swap agreements outstanding at August 31, 2023 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at August 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	06/20/24	1.000%(Q)		4,310	0.366%	$30,380	$4,786	$25,594	GSI
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	860	*	(893,884)	5,775	(899,659)	GSI
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	850	*	(883,489)	5,906	(889,395)	GSI
General Motors Co.	06/20/26	5.000%(Q)		2,390	1.167%	261,287	261,280	7	GSI
Halliburton Co.	12/20/26	1.000%(Q)		2,770	0.390%	57,398	17,548	39,850	GSI
Host Hotels & Resorts LP	06/20/24	1.000%(Q)		1,460	0.374%	10,197	4,545	5,652	GSI
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)		10,760	0.223%	7,039	5,858	1,181	BOA
Petroleos Mexicanos	06/20/24	1.000%(Q)		2,340	3.330%	(37,853)	(35,331)	(2,522)	BARC
Petroleos Mexicanos	12/20/24	1.000%(Q)		180	4.331%	(7,028)	(4,429)	(2,599)	CITI
Simon Property Group LP	06/20/26	1.000%(Q)		3,820	0.537%	54,095	24,873	29,222	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)		5,130	0.745%	44,456	60,327	(15,871)	GSI
Wells Fargo & Co.	12/20/23	1.000%(Q)		6,250	0.318%	25,593	5,528	20,065	MSI

						$(1,331,809)	$356,666	$(1,688,475)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2023(4)	Value at Trade Date	Value at August 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	2,420	4.257%	$71,608	$92,907	$21,299

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

See Notes to Financial Statements.

CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at August 31, 2023:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP	3,145	05/08/24	0.950%(A)	1 Day SONIA(1)(A)/5.185%	$72,023	$174,059	$102,036

See Notes to Financial Statements.

PGIM Strategic Bond Fund 55

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Interest rate swap agreements outstanding at August 31, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	916	05/08/25	1.000%(A)	1 Day SONIA(1)(A)/ 5.185%	$(60,427)	$97,546	$157,973
GBP	8,995	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.185%	(280,818)	1,327,224	1,608,042
GBP	6,015	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.185%	124,739	1,085,042	960,303
GBP	2,730	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 5.185%	(98,517)	639,735	738,252
GBP	422	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.185%	(18,372)	117,367	135,739
GBP	340	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 5.185%	(18,242)	102,801	121,043
GBP	155	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 5.185%	(4,440)	52,693	57,133
	40,032	03/08/24	5.386%(T)	1 Day SOFR(2)(T)/ 5.310%	(74)	33,691	33,765
	135,695	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.310%	—	32,856	32,856
	16,748	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(36,211)	(36,211)
	21,412	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.310%	—	21,261	21,261
	46,221	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.310%	—	25,734	25,734
	69,970	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.310%	—	(35,272)	(35,272)
	9,000	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 5.310%	9,117	(3,204)	(12,321)

					$(275,011)	$3,635,322	$3,910,333

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

Total return swap agreements outstanding at August 31, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -67bps(T)/4.660%	GSI	09/20/23	(4,136)	$99,018	$—	$99,018
U.S. Treasury Bond(T)	1 Day USOIS +20 bps(T)/5.530%	BOA	02/21/24	17,370	435,642	—	435,642

					$534,660	$—	$534,660

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$1,401,522	$(88,184)	$1,856,045	$(1,930,130)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$790,000	$5,284,876

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Strategic Bond Fund 57

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

The following is a summary of the inputs used as of August 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$10,525,804	$—
Collateralized Loan Obligations	—	139,444,923	—
Consumer Loans	—	3,089,304	—
Other	—	6,324,939	—
Residential Mortgage-Backed Securities	—	7,091,992	285,042
Student Loans	—	1,171,212	—
Commercial Mortgage-Backed Securities	—	78,599,519	—
Convertible Bond	—	8,358	—
Corporate Bonds	—	508,497,540	7,103,708
Floating Rate and Other Loans	—	18,738,362	4,982,762
Municipal Bonds	—	9,818,413	—
Residential Mortgage-Backed Securities	—	51,346,070	3,719,361
Sovereign Bonds	—	32,917,611	—
U.S. Government Agency Obligations	—	190,896,015	—
U.S. Treasury Obligations	—	86,819,408	—
Common Stocks	1,309,720	1,828,829	1,817,780
Preferred Stock	—	—	3,925,000
Rights	—	—	47,652
Short-Term Investments
Affiliated Mutual Funds	65,021,517	—	—
Options Purchased	—	28,726	—

Total	$66,331,237	$1,147,147,025	$21,881,305

Liabilities
Options Written	$—	$(262,189)	$(255)

Other Financial Instruments*
Assets
Centrally Cleared Swaptions Written	$—	$44,554	$—
Futures Contracts	1,548,134	—	—
OTC Forward Foreign Currency Exchange Contracts	—	8,004,705	—
Centrally Cleared Credit Default Swap Agreement	—	21,299	—
OTC Credit Default Swap Agreements	—	2,560,752	19,251
Centrally Cleared Interest Rate Swap Agreements	—	3,994,137	—
OTC Total Return Swap Agreements	—	534,660	—

Total	$1,548,134	$15,160,107	$19,251

Liabilities
Unfunded Loan Commitment	$—	$(1,026)	$—
Forward Commitment Contracts	—	(13,564,053)	—
Centrally Cleared Swaptions Purchased	—	(61,531)	—
Futures Contracts	(1,475,769)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(3,001,972)	—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Credit Default Swap Agreements	$—	$(1,875,410)	$—
Centrally Cleared Interest Rate Swap Agreements	—	(83,804)	—

Total	$(1,475,769)	$(18,587,796)	$—

*

Other financial instruments are derivative, with the exception of unfunded loan commitments and forward commitment contracts, and are not reflected in the Schedule of Investments. Centrally cleared swaptions, futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Residential Mortgage-Backed Securities	Corporate Bonds	Floating Rate and Other Loans	Residential Mortgage-Backed Securities
Balance as of 02/28/23	$338,958	$7,405,866	$4,271,289	$5,041,396
Realized gain (loss)	(1,463)	—	—	—
Change in unrealized appreciation (depreciation)	(17,492)	(131,444)	242,403	(443)
Purchases/Exchanges/Issuances	—	—	469,070	—
Sales/Paydowns	(34,961)	—	—	(1,321,592)
Accrued discount/premium	—	—	—	—
Transfers into Level 3*	—	—	—	—
Transfers out of Level 3*	—	(170,714)	—	—

Balance as of 08/31/23	$285,042	$7,103,708	$4,982,762	$3,719,361

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(17,492)	$(131,444)	$242,403	$(443)

	Common Stocks	Preferred Stocks	Rights	Options Written	OTC Credit Default Swap Agreements
Balance as of 02/28/23	$ 2,575,614	$3,925,000	$53,396	$ (731)	$ 112,638
Realized gain (loss)	—	—	—	—	81,298
Change in unrealized appreciation (depreciation)	344,600	—	(5,859)	1,112	131,883
Purchases/Exchanges/Issuances	—	—	115	—	—
Sales/Paydowns	—	—	—	(636)	(306,568)
Accrued discount/premium	—	—	—	—	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund 59

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

	Common Stocks	Preferred Stocks	Rights	Options Written	OTC Credit Default Swap Agreements

Transfers into Level 3*	$—	$—	$—	$—	$—
Transfers out of Level 3*	(1,102,434)	—	—	—	—

Balance as of 08/31/23	$1,817,780	$3,925,000	$47,652	$(255)	$19,251

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$344,600	$—	$(5,859)	$1,112	$19,251

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of August 31, 2023	Valuation Approach	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities-Residential Mortgage-Backed Securities	$285,042	Market	Adjusted Spread	Estimated Spread
Corporate Bonds	5	Market	Contingent Value	Contingent Value
Floating Rate and Other Loans	4,982,762	Market	Comparable Bond	Discounted Yield Curve Spread
Residential Mortgage-Backed Securities	1	Market	Contingent Value	Property Price Appreciation Forecast
Preferred Stocks	3,925,000	Market	Transaction Based	Unadjusted Purchase Price
Rights	47,652	Market	Transaction Based	Unadjusted Last Traded Price

	$9,240,462

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of August, 2023, the aggregate value of these securities and/or derivatives was $12,659,839. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single

See Notes to Financial Statements.

broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2023 were as follows:

U.S. Government Agency Obligations	18.5%
Collateralized Loan Obligations	13.5
Banks	10.3
U.S. Treasury Obligations	8.4
Commercial Mortgage-Backed Securities	7.6
Affiliated Mutual Funds (5.5% represents investments purchased with collateral from securities on loan)	6.3
Residential Mortgage-Backed Securities	6.0
Oil & Gas	4.2
Electric	4.2
Sovereign Bonds	3.2
Retail	2.7
Telecommunications	2.7
Media	2.5
Diversified Financial Services	2.3
Pipelines	1.7
Home Builders	1.6
Mining	1.6
Aerospace & Defense	1.5
Entertainment	1.4
Foods	1.4
Pharmaceuticals	1.3
Commercial Services	1.2
Automobiles	1.1
Healthcare-Services	1.0
Municipal Bonds	0.9
Real Estate Investment Trusts (REITs)	0.9
Engineering & Construction	0.9
Auto Manufacturers	0.8
Lodging	0.8
Building Materials	0.8
Real Estate	0.7
Chemicals	0.7
Auto Parts & Equipment	0.7
Airlines	0.6
Other	0.6
Internet	0.6
Computers	0.5
Investment Companies	0.5

Electronic Equipment, Instruments & Components	0.4%
Consumer Loans	0.3
Distribution/Wholesale	0.3
Household Products/Wares	0.2
Agriculture	0.2
Packaging & Containers	0.2
Metal Fabricate/Hardware	0.2
Electrical Components & Equipment	0.2
Energy-Alternate Sources	0.2
Beverages	0.1
Semiconductors	0.1
Insurance	0.1
Advertising	0.1
Healthcare-Products	0.1
Student Loans	0.1
Wireless Telecommunication Services	0.1
Oil, Gas & Consumable Fuels	0.1
Gas Utilities	0.1
Leisure Time	0.1
Gas	0.1
Coal	0.1
Electronics	0.1
Iron/Steel	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Machinery-Diversified	0.0	*
Transportation	0.0	*
Electric Utilities	0.0	*
Options Purchased	0.0	*
Hotels, Restaurants & Leisure	0.0	*

	119.7
Options Written	(0.0	)*
Liabilities in excess of other assets	(19.7)

	100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Strategic Bond Fund 61

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps and swaptions	$65,853*		Due from/to broker-variation margin swaps and swaptions	$61,531*
Credit contracts	Premiums paid for OTC swap agreements	1,401,522		Premiums received for OTC swap agreements	88,184
Credit contracts	—	—		Options written outstanding, at value	255
Credit contracts	Unrealized appreciation on OTC swap agreements	1,321,385		Unrealized depreciation on OTC swap agreements	1,930,130
Foreign exchange contracts	Unaffiliated investments	28,726		Options written outstanding, at value	262,189
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	8,004,705		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,001,972
Interest rate contracts	Due from/to broker-variation margin futures	1,548,134	*	Due from/to broker-variation margin futures	1,475,769	*
Interest rate contracts	Due from/to broker-variation margin swaps and swaptions	3,994,137	*	Due from/to broker-variation margin swaps and swaptions	83,804	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	534,660		—	—

		$16,899,122			$6,903,834

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared swaptions. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(1,337,149)	$1,462,859	$—	$—	$(3,274,881)
Foreign exchange contracts	(235,809)	147,636	—	818,533	—
Interest rate contracts	—	107,539	937,274	—	8,411,898

Total	$(1,572,958)	$1,718,034	$937,274	$818,533	$5,137,017

(1) Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$1,059,583	$(699,323)	$—	$—	$431,934
Foreign exchange contracts	(12,570)	289,531	—	(156,739)	—
Interest rate contracts	—	2,729	468,922	—	(13,839,349)

Total	$1,047,013	$(407,063)	$468,922	$(156,739)	$(13,407,415)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended August 31, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$531,927
Options Written (2)	393,750,175
Futures Contracts - Long Positions (2)	447,036,519
Futures Contracts - Short Positions (2)	85,837,994
Forward Foreign Currency Exchange Contracts - Purchased (3)	212,319,532
Forward Foreign Currency Exchange Contracts - Sold (3)	433,601,216
Cross Currency Exchange Contracts (4)	13,616,549
Interest Rate Swap Agreements (2)	182,618,855
Credit Default Swap Agreements - Buy Protection (2)	30,549,034
Credit Default Swap Agreements - Sell Protection (2)	194,836,617

See Notes to Financial Statements.

PGIM Strategic Bond Fund 63

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Derivative Contract Type	Average Volume of Derivative Activities*
Total Return Swap Agreements (2)	$242,047,697

*	Average volume is based on average quarter end balances as noted for the six months ended August 31, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$55,420,069	$(55,420,069)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$2,204,646	$(473,322)	$1,731,324	$(1,679,991)	$51,333
BNP	4,710	(6,082)	(1,372)	—	(1,372)
BOA	618,170	(92,255)	525,915	(286,828)	239,087
CITI	908,506	(441,650)	466,856	(282,274)	184,582
DB	1,061,548	(131,881)	929,667	(929,667)	—
GSI	798,878	(2,281,210)	(1,482,332)	1,482,332	—
HSBC	520,378	(325,805)	194,573	—	194,573
JPM	2,443,916	(294,049)	2,149,867	(2,149,867)	—
MSI	1,056,407	(640,067)	416,340	—	416,340
SCB	155,738	(409,395)	(253,657)	51,315	(202,342)
SSB	1,518,101	(4,247)	1,513,854	(1,089,776)	424,078
TD	—	(170,746)	(170,746)	—	(170,746)
UAG	—	(12,021)	(12,021)	—	(12,021)

	$11,290,998	$(5,282,730)	$6,008,268	$(4,884,756)	$1,123,512

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Statement of Assets and Liabilities  (unaudited)

as of August 31, 2023

Assets

Investments at value, including securities on loan of $55,420,069:
Unaffiliated investments (cost $1,326,055,651)	$1,170,338,050
Affiliated investments (cost $64,987,695)	65,021,517
Cash	5,128
Foreign currency, at value (cost $196,415)	161,835
Receivable for investments sold	77,305,571
Receivable for Fund shares sold	15,722,368
Dividends and interest receivable	11,470,120
Unrealized appreciation on OTC forward foreign currency exchange contracts	8,004,705
Unrealized appreciation on OTC swap agreements	1,856,045
Premiums paid for OTC swap agreements	1,401,522
Deposit with broker for centrally cleared/exchange-traded derivatives	790,000
Due from broker—variation margin swaps and swaptions	72,583
Prepaid expenses	546

Total Assets	1,352,149,990

Liabilities

Payable for investments purchased	225,508,573
Payable to broker for collateral for securities on loan	56,917,290
Payable for Fund shares purchased	17,391,141
Forward commitment contracts, at value (proceeds receivable $13,568,047)	13,564,053
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,001,972
Unrealized depreciation on OTC swap agreements	1,930,130
Accrued expenses and other liabilities	669,436
Due to broker—variation margin futures	454,356
Management fee payable	406,908
Options written outstanding, at value (premiums received $551,720)	262,444
Premiums received for OTC swap agreements	88,184
Distribution fee payable	47,048
Trustees’ fees payable	5,782
Affiliated transfer agent fee payable	1,520
Dividends payable	1,447
Unrealized depreciation on unfunded loan commitment	1,026

Total Liabilities	320,251,310

Net Assets	$1,031,898,680

Net assets were comprised of:
Shares of beneficial interest, at par	$125,404
Paid-in capital in excess of par	1,371,821,760
Total distributable earnings (loss)	(340,048,484)

Net assets, August 31, 2023	$1,031,898,680

See Notes to Financial Statements.

PGIM Strategic Bond Fund 65

Statement of Assets and Liabilities  (unaudited)

as of August 31, 2023

Class A

Net asset value and redemption price per share, ($58,356,236 ÷ 7,088,797 shares of beneficial interest issued and outstanding)	$8.23
Maximum sales charge (3.25% of offering price)	0.28

Maximum offering price to public	$8.51

Class C

Net asset value, offering price and redemption price per share, ($40,936,216 ÷ 4,980,395 shares of beneficial interest issued and outstanding)	$8.22

Class Z

Net asset value, offering price and redemption price per share, ($870,861,810 ÷ 105,835,850 shares of beneficial interest issued and outstanding)	$8.23

Class R6

Net asset value, offering price and redemption price per share, ($61,744,418 ÷ 7,498,986 shares of beneficial interest issued and outstanding)	$8.23

See Notes to Financial Statements.

Statement of Operations  (unaudited)

Six Months Ended August 31, 2023

Net Investment Income (Loss)

Income
Interest income	$30,492,800
Affiliated dividend income	1,138,913
Income from securities lending, net (including affiliated income of $132,363)	132,960
Unaffiliated dividend income	64,397

Total income	31,829,070

Expenses
Management fee	3,125,777
Distribution fee(a)	281,306
Transfer agent’s fees and expenses (including affiliated expense of $5,250)(a)	618,641
Custodian and accounting fees	55,139
Registration fees(a)	54,610
Shareholders’ reports	45,873
Audit fee	30,164
Professional fees	18,585
Trustees’ fees	12,762
Miscellaneous	26,506

Total expenses	4,269,363
Less: Fee waiver and/or expense reimbursement(a)	(661,659)

Net expenses	3,607,704

Net investment income (loss)	28,221,366

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(573))	(15,877,159)
Futures transactions	937,274
Forward and cross currency contract transactions	818,533
Options written transactions	1,718,034
Swap agreement transactions	5,137,017
Foreign currency transactions	(527,575)

(7,793,876)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(17,487))	15,190,957
Futures	468,922
Forward and cross currency contracts	(156,739)
Options written	(407,063)
Swap agreements	(13,407,415)
Foreign currencies	(57,514)
Unfunded loan commitment	(1,026)

1,630,122

Net gain (loss) on investment and foreign currency transactions	(6,163,754)

Net Increase (Decrease) In Net Assets Resulting From Operations	$22,057,612

See Notes to Financial Statements.

PGIM Strategic Bond Fund 67

Statement of Operations  (unaudited)

Six Months Ended August 31, 2023

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	71,701	209,605	—	—
Transfer agent’s fees and expenses	24,052	23,415	570,058	1,116
Registration fees	8,638	9,406	28,091	8,475
Fee waiver and/or expense reimbursement	(9,977)	(7,291)	(623,962)	(20,429)

See Notes to Financial Statements.

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended August 31, 2023	Year Ended February 28, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$28,221,366	$53,296,217
Net realized gain (loss) on investment and foreign currency transactions	(7,793,876)	(77,704,993)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,630,122	(99,071,782)

Net increase (decrease) in net assets resulting from operations	22,057,612	(123,480,558)

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,865,767)	(3,486,312)
Class C	(1,201,005)	(2,228,098)
Class Z	(30,805,630)	(59,753,611)
Class R6	(2,147,665)	(3,188,201)

	(36,020,067)	(68,656,222)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	240,056,738	585,739,979
Net asset value of shares issued in reinvestment of dividends and distributions	36,005,499	68,312,851
Cost of shares purchased	(281,649,151)	(1,027,383,262)

Net increase (decrease) in net assets from Fund share transactions	(5,586,914)	(373,330,432)

Total increase (decrease)	(19,549,369)	(565,467,212)

Net Assets:

Beginning of period	1,051,448,049	1,616,915,261

End of period	$1,031,898,680	$1,051,448,049

See Notes to Financial Statements.

PGIM Strategic Bond Fund 69

Financial Highlights  (unaudited)

Class A Shares
	Six Months
	Ended
	August 31,		Year Ended February 28/29,
	2023		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.34		$9.69	$10.32	$10.48	$10.10	$10.31
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.38	0.29	0.31	0.33	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.05)		(1.23)	(0.54)	0.02 (b)	0.70	(0.02)
Total from investment operations	0.16		(0.85)	(0.25)	0.33	1.03	0.31
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.50)	(0.38)	(0.33)	(0.45)	(0.52)
Tax return of capital distributions	-		-	-	(0.06)	-	(-	)(c)
Distributions from net realized gains	-		-	-	(0.10)	(0.20)	-
Total dividends and distributions	(0.27)		(0.50)	(0.38)	(0.49)	(0.65)	(0.52)
Net asset value, end of period	$8.23		$8.34	$9.69	$10.32	$10.48	$10.10
Total Return(d):	1.96%		(8.81)%	(2.59)%	3.27%	10.41%	3.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$58,356		$57,693	$78,154	$88,108	$76,854	$8,958
Average net assets (000)	$57,049		$61,543	$85,794	$74,555	$39,714	$4,751
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.95	%(f)	0.94%	0.95%	0.98%	1.08%	1.15%
Expenses before waivers and/or expense reimbursement	0.98	%(f)	0.97%	0.98%	1.02%	1.12%	1.77%
Net investment income (loss)	5.05	%(f)	4.32%	2.81%	3.01%	3.16%	3.26%
Portfolio turnover rate(g)	175%		301%	54%	105%	239%	81%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2023		2023	2022	2021	2020	2019

Per Share Operating Performance(a):

Net Asset Value, Beginning of Period	$8.33		$9.68	$10.30	$10.46	$10.09	$10.29

Income (loss) from investment operations:

Net investment income (loss)	0.18		0.31	0.21	0.23	0.26	0.26

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.05)		(1.23)	(0.53)	0.02 (b)	0.68	(0.01)

Total from investment operations	0.13		(0.92)	(0.32)	0.25	0.94	0.25

Less Dividends and Distributions:

Dividends from net investment income	(0.24)		(0.43)	(0.30)	(0.25)	(0.37)	(0.45)

Tax return of capital distributions	-		-	-	(0.06)	-	(-	)(c)

Distributions from net realized gains	-		-	-	(0.10)	(0.20)	-

Total dividends and distributions	(0.24)		(0.43)	(0.30)	(0.41)	(0.57)	(0.45)

Net asset value, end of period	$8.22		$8.33	$9.68	$10.30	$10.46	$10.09

Total Return(d):	1.56%		(9.55)%	(3.25)%	2.50%	9.47%	2.46%

Ratios/Supplemental Data:

Net assets, end of period (000)	$40,936		$41,835	$56,099	$59,419	$49,844	$7,971

Average net assets (000)	$41,693		$45,944	$60,789	$53,620	$24,666	$3,161
Ratios to average net assets(e):

Expenses after waivers and/or expense reimbursement	1.75	%(f)	1.74%	1.72%	1.73%	1.83%	1.90%

Expenses before waivers and/or expense reimbursement	1.78	%(f)	1.77%	1.75%	1.77%	1.87%	2.60%

Net investment income (loss)	4.26	%(f)	3.52%	2.04%	2.26%	2.50%	2.53%

Portfolio turnover rate(g)	175%		301%	54%	105%	239%	81%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Strategic Bond Fund 71

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2023		2023	2022	2021	2020	2019

Per Share Operating Performance(a):

Net Asset Value, Beginning of Period	$8.34		$9.69	$10.31	$10.47	$10.10	$10.30

Income (loss) from investment operations:

Net investment income (loss)	0.22		0.41	0.32	0.34	0.38	0.37

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.04)		(1.23)	(0.53)	0.02 (b)	0.68	(0.01)

Total from investment operations	0.18		(0.82)	(0.21)	0.36	1.06	0.36

Less Dividends and Distributions:

Dividends from net investment income	(0.29)		(0.53)	(0.41)	(0.36)	(0.49)	(0.56)

Tax return of capital distributions	-		-	-	(0.06)	-	(-	)(c)

Distributions from net realized gains	-		-	-	(0.10)	(0.20)	-

Total dividends and distributions	(0.29)		(0.53)	(0.41)	(0.52)	(0.69)	(0.56)

Net asset value, end of period	$8.23		$8.34	$9.69	$10.31	$10.47	$10.10
Total Return(d):	2.13%		(8.52)%	(2.17)%	3.64%	10.73%	3.60%

Ratios/Supplemental Data:

Net assets, end of period (000)	$870,862		$892,700	$1,445,527	$1,748,446	$1,330,912	$157,026

Average net assets (000)	$893,110		$1,006,914	$1,717,073	$1,421,196	$668,011	$81,750
Ratios to average net assets(e):

Expenses after waivers and/or expense reimbursement	0.62	%(f)	0.62%	0.62%	0.62%	0.68%	0.78%

Expenses before waivers and/or expense reimbursement	0.76	%(f)	0.75%	0.75%	0.77%	0.82%	1.09%

Net investment income (loss)	5.39	%(f)	4.63%	3.14%	3.35%	3.62%	3.62%

Portfolio turnover rate(g)	175%		301%	54%	105%	239%	81%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2023		2023	2022	2021	2020	2019

Per Share Operating Performance(a):

Net Asset Value, Beginning of Period	$8.34		$9.70	$10.32	$10.48	$10.11	$10.30

Income (loss) from investment operations:

Net investment income (loss)	0.23		0.41	0.33	0.34	0.38	0.39

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.05)		(1.24)	(0.54)	0.03 (b)	0.68	(0.01)

Total from investment operations	0.18		(0.83)	(0.21)	0.37	1.06	0.38

Less Dividends and Distributions:

Dividends from net investment income	(0.29)		(0.53)	(0.41)	(0.37)	(0.49)	(0.57)

Tax return of capital distributions	-		-	-	(0.06)	-	(-	)(c)

Distributions from net realized gains	-		-	-	(0.10)	(0.20)	-

Total dividends and distributions	(0.29)		(0.53)	(0.41)	(0.53)	(0.69)	(0.57)

Net asset value, end of period	$8.23		$8.34	$9.70	$10.32	$10.48	$10.11

Total Return(d):	2.14%		(8.49)%	(2.24)%	3.66%	10.75%	3.75%

Ratios/Supplemental Data:

Net assets, end of period (000)	$61,744		$59,220	$37,135	$33,407	$1,493	$137

Average net assets (000)	$61,975		$51,264	$37,326	$13,732	$564	$19
Ratios to average net assets(e):

Expenses after waivers and/or expense reimbursement	0.59	%(f)	0.59%	0.59%	0.59%	0.65%	0.72%

Expenses before waivers and/or expense reimbursement	0.66	%(f)	0.66%	0.67%	0.76%	3.24%	62.77%

Net investment income (loss)	5.41	%(f)	4.75%	3.17%	3.26%	3.62%	3.80%

Portfolio turnover rate(g)	175%		301%	54%	105%	239%	81%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Strategic Bond Fund 73

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 3 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Strategic Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek to maximize total return, through a combination of current income and capital appreciation.

The Fund is subject to compliance with applicable regulations governing commodity pools including Commodity Futures Trading Commission (“CFTC”) rules.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services —Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (ETFs) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

PGIM Strategic Bond Fund 75

Notes to Financial Statements (unaudited) (continued)

Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the

PGIM Strategic Bond Fund 77

Notes to Financial Statements (unaudited) (continued)

terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

PGIM Strategic Bond Fund 79

Notes to Financial Statements (unaudited) (continued)

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the

PGIM Strategic Bond Fund 81

Notes to Financial Statements (unaudited) (continued)

participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (PIK) the interest due on such debt instruments.

PGIM Strategic Bond Fund 83

Notes to Financial Statements (unaudited) (continued)

The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadvisers’ performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM, Inc. has entered into a sub-subadvisory agreement with PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

PGIM Strategic Bond Fund 85

Notes to Financial Statements (unaudited) (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.590% on average daily net assets up to $2.5 billion;	0.59%
0.565% on average daily net assets from $2.5 billion to $5 billion;
0.540% on average daily net assets over $5 billion.

The Manager has contractually agreed, through June 30, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	1.15%

C	1.90

Z	0.62

R6	0.59

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.25%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended August 31, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$93,480	$5,435

C	—	1,324

PGIM Investments, PIMS, PGIM, Inc. and PGIM Limited are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended August 31, 2023, no Rule 17a-7 transactions were entered into by the Fund.

PGIM Strategic Bond Fund 87

Notes to Financial Statements (unaudited) (continued)

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2023, were as follows:

Cost of Purchases	Proceeds from Sales

$2,029,945,559	$2,012,491,137

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended August 31, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$174,479,696	$166,675,344	$—	$—	$7,804,352	7,804,352	$1,138,913

PGIM Institutional Money Market Fund(1)(b)(wi)
61,120,436	126,004,682	129,889,893	(17,487)	(573)	57,217,165	57,245,788	132,363	(2)
$61,120,436	$300,484,378	$296,565,237	$(17,487)	$(573)	$65,021,517		$1,271,276

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$1,381,877,692	$24,426,155	$(174,542,797)	$(150,116,642)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of February 28, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$169,137,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of August 31, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	46,507	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	7	91.2

PGIM Strategic Bond Fund 89

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended August 31, 2023:
Shares sold	1,743,172	$14,465,919
Shares issued in reinvestment of dividends and distributions	224,552	1,863,774
Shares purchased	(1,690,372)	(14,046,066)
Net increase (decrease) in shares outstanding before conversion	277,352	2,283,627
Shares issued upon conversion from other share class(es)	57,826	479,569
Shares purchased upon conversion into other share class(es)	(161,662)	(1,343,099)
Net increase (decrease) in shares outstanding	173,516	$1,420,097

Year ended February 28, 2023:
Shares sold	2,065,686	$17,899,863
Shares issued in reinvestment of dividends and distributions	403,517	3,483,185
Shares purchased	(3,522,263)	(31,160,935)
Net increase (decrease) in shares outstanding before conversion	(1,053,060)	(9,777,887)
Shares issued upon conversion from other share class(es)	115,782	1,011,397
Shares purchased upon conversion into other share class(es)	(210,361)	(1,864,601)
Net increase (decrease) in shares outstanding	(1,147,639)	$(10,631,091)

Class C
Six months ended August 31, 2023:
Shares sold	494,734	$4,107,953
Shares issued in reinvestment of dividends and distributions	144,878	1,201,003
Shares purchased	(579,710)	(4,802,526)
Net increase (decrease) in shares outstanding before conversion	59,902	506,430
Shares purchased upon conversion into other share class(es)	(101,816)	(842,931)
Net increase (decrease) in shares outstanding	(41,914)	$(336,501)

Year ended February 28, 2023:
Shares sold	1,013,516	$8,798,314
Shares issued in reinvestment of dividends and distributions	258,675	2,227,963
Shares purchased	(1,803,927)	(15,805,406)
Net increase (decrease) in shares outstanding before conversion	(531,736)	(4,779,129)
Shares purchased upon conversion into other share class(es)	(242,434)	(2,124,340)
Net increase (decrease) in shares outstanding	(774,170)	$(6,903,469)

Share Class	Shares	Amount

Class Z
Six months ended August 31, 2023:
Shares sold	24,098,927	$199,935,528
Shares issued in reinvestment of dividends and distributions	3,710,610	30,796,344
Shares purchased	(29,225,863)	(242,461,990)
Net increase (decrease) in shares outstanding before conversion	(1,416,326)	(11,730,118)
Shares issued upon conversion from other share class(es)	241,696	2,006,929
Shares purchased upon conversion into other share class(es)	(39,234)	(324,993)
Net increase (decrease) in shares outstanding	(1,213,864)	$(10,048,182)

Year ended February 28, 2023:
Shares sold	58,506,603	$506,891,565
Shares issued in reinvestment of dividends and distributions	6,869,015	59,428,486
Shares purchased	(107,806,196)	(953,917,170)
Net increase (decrease) in shares outstanding before conversion	(42,430,578)	(387,597,119)
Shares issued upon conversion from other share class(es)	420,421	3,702,272
Shares purchased upon conversion into other share class(es)	(134,208)	(1,157,195)
Net increase (decrease) in shares outstanding	(42,144,365)	$(385,052,042)

Class R6
Six months ended August 31, 2023:
Shares sold	2,594,278	$21,547,338
Shares issued in reinvestment of dividends and distributions	258,188	2,144,378
Shares purchased	(2,453,187)	(20,338,569)
Net increase (decrease) in shares outstanding before conversion	399,279	3,353,147
Shares issued upon conversion from other share class(es)	12,591	103,895
Shares purchased upon conversion into other share class(es)	(9,541)	(79,370)
Net increase (decrease) in shares outstanding	402,329	$3,377,672

Year ended February 28, 2023:
Shares sold	5,912,012	$52,150,237
Shares issued in reinvestment of dividends and distributions	369,762	3,173,217
Shares purchased	(3,065,955)	(26,499,751)
Net increase (decrease) in shares outstanding before conversion	3,215,819	28,823,703
Shares issued upon conversion from other share class(es)	54,646	467,355
Shares purchased upon conversion into other share class(es)	(4,127)	(34,888)
Net increase (decrease) in shares outstanding	3,266,338	$29,256,170

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a

PGIM Strategic Bond Fund 91

Notes to Financial Statements (unaudited) (continued)

group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective September 29, 2023 will provide a commitment of $1,200,000,000 through September 26, 2024. The commitment fee paid by the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended August 31, 2023.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Commodity Regulatory Risk: The Fund is deemed a “commodity pool” and the Manager is considered a “commodity pool operator” with respect to the Fund under the Commodity Exchange Act. The Manager, directly or through its affiliates, is therefore subject to dual regulation by the Securities and Exchange Commission and the CFTC. The regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or certain other investments could change at any time.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that

PGIM Strategic Bond Fund 93

Notes to Financial Statements (unaudited) (continued)

trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Fixed Income Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has

PGIM Strategic Bond Fund 95

Notes to Financial Statements (unaudited) (continued)

purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability

PGIM Strategic Bond Fund 97

Notes to Financial Statements (unaudited) (continued)

to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value, and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Reference Rate Risk: The Fund may be exposed to financial instruments that recently transitioned from using or continue to use the London Interbank Offered Rate (“LIBOR”) or synthetic version thereof to determine payment obligations, financing terms, hedging strategies or investment value.

The United Kingdom’s Financial Conduct Authority (the “FCA”) announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings ceased to be published or are no longer representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published after December 31, 2021. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on the Secured Overnight Financing Rate that replaced LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The FCA will permit the use of synthetic U.S. dollar LIBOR rates for non-U.S. contracts through September 30, 2024, but any such rates would be considered non-representative of the underlying market.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. The maximum potential liability of the issuers of some U.S. Government securities

PGIM Strategic Bond Fund 99

Notes to Financial Statements (unaudited) (continued)

held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Strategic Bond Fund 101

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Strategic Bond Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”), and the Fund’s sub-subadvisory agreement with PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 25 and June 6-8, 2023 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2024, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser, and as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

1 PGIM Strategic Bond Fund is a series of Prudential Investment Portfolios 3.

PGIM Strategic Bond Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM., which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser and sub-subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator of the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s and PGIML’s organizational structure, senior management, investment operations, and other relevant

Visit our website at pgim.com/investments

information pertaining to PGIM Investments, PGIM Fixed Income and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIM Fixed Income and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income and PGIML under the management, subadvisory and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM Strategic Bond Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments, PGIM Fixed Income and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund /Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2022. The Board considered that the Fund commenced operations on July 9, 2015 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2022. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the

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impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	2nd Quartile	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the five-year period, and underperformed its benchmark index over the remaining periods.

•	The Board also considered that the Fund outperformed its benchmark index in every calendar year since inception prior to 2022.

•	The Board also considered that the Fund outperformed its benchmark index for the three- and five-year periods and outperformed its peer group average for the five-year period ended March 31, 2023.

•	The Board also considered that a portfolio manager was added to the investment team in 2021.

•

The Board and PGIM Investments agreed to retain the existing contractual expense cap that (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class A shares, 1.90% for Class C shares, 0.59% for Class R6 shares, and 0.62% for Class Z shares through June 30, 2024.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Strategic Bond Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE

655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Andrew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

SUB-SUBADVISER	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr &Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Strategic Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM STRATEGIC BOND FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PUCAX	PUCCX	PUCZX	PUCQX

CUSIP	74440K678	74440K660	74440K652	74440K520

MF231E2

PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND

SEMIANNUAL REPORT

AUGUST 31, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. PGIM Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), is a registered investment adviser and Prudential Financial company. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2 Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:
We hope you find the semiannual report for the PGIM Quant Solutions Large-Cap Value Fund informative and useful. The report covers performance for the six-month period ended August 31, 2023.
Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Quant Solutions Large-Cap Value Fund

October 16, 2023

PGIM Quant Solutions Large-Cap Value Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 8/31/23 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 8/31/23 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	-1.23	-1.45	2.25	6.74	—

Class C	-1.76	2.21	2.36	6.39	—

Class R	-1.35	4.07	3.22	N/A	5.57 (6/19/2015)

Class Z	-1.03	4.64	3.76	7.67	—

Class R6	-1.03	4.65	3.75	N/A	5.19 (4/26/2017)

Russell 1000 Value Index

	4.34	8.59	7.11	9.15	—

S&P 500 Index

	14.50	15.94	11.12	12.81	—

Average Annual Total Returns as of 8/31/23 Since Inception (%)
	Class R (6/19/2015)	Class R6 (4/26/2017)

Russell 1000 Value Index	8.09	7.83

S&P 500 Index	12.12	12.58

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

4 Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

Russell 1000 Value Index—The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Quant Solutions Large-Cap Value Fund 5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 8/31/23

Ten Largest Holdings	Line of Business	% of Net Assets

Berkshire Hathaway, Inc. (Class B Stock)	Financial Services	3.1%

Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	2.5%

JPMorgan Chase & Co.	Banks	2.1%

Chevron Corp.	Oil, Gas & Consumable Fuels	1.7%

Comcast Corp. (Class A Stock)	Media	1.5%

Bank of America Corp.	Banks	1.5%

Johnson & Johnson	Pharmaceuticals	1.5%

Pfizer, Inc.	Pharmaceuticals	1.5%

Verizon Communications, Inc.	Diversified Telecommunication Services	1.3%

Intel Corp.	Semiconductors & Semiconductor Equipment	1.1%

Holdings reflect only long-term investments and are subject to change.

6 Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Quant Solutions Large-Cap Value Fund 7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Quant Solutions Large-Cap Value Fund		Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 987.70	1.13%	$ 5.65

	Hypothetical	$1,000.00	$1,019.46	1.13%	$ 5.74

Class C	Actual	$1,000.00	$ 982.40	2.19%	$10.91

	Hypothetical	$1,000.00	$1,014.13	2.19%	$11.09

Class R	Actual	$1,000.00	$ 986.50	1.34%	$ 6.69

	Hypothetical	$1,000.00	$1,018.40	1.34%	$ 6.80

Class Z	Actual	$1,000.00	$ 989.70	0.80%	$ 4.00

	Hypothetical	$1,000.00	$1,021.11	0.80%	$ 4.06

Class R6	Actual	$1,000.00	$ 989.70	0.80%	$ 4.00

	Hypothetical	$1,000.00	$1,021.11	0.80%	$ 4.06

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2023, and divided by the 366 days in the Fund’s fiscal year ending February 29, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8 Visit our website at pgim.com/investments

Schedule of Investments  (unaudited)

as of August 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 99.4%

COMMON STOCKS 98.9%

Aerospace & Defense 1.4%
Boeing Co. (The)*	1,900	$425,657
General Dynamics Corp.	3,400	770,576
L3Harris Technologies, Inc.	4,600	819,214
RTX Corp.	25,301	2,176,898

		4,192,345

Air Freight & Logistics 0.8%
FedEx Corp.	8,000	2,088,160
United Parcel Service, Inc. (Class B Stock)	1,000	169,400

		2,257,560

Automobile Components 0.5%
BorgWarner, Inc.	40,400	1,646,300

Automobiles 2.2%
Ford Motor Co.	184,810	2,241,745
General Motors Co.	65,996	2,211,526
Harley-Davidson, Inc.	24,400	823,500
Thor Industries, Inc.(a)	14,100	1,477,962

		6,754,733

Banks 7.7%
Bank of America Corp.	159,911	4,584,648
Citigroup, Inc.	65,104	2,688,144
JPMorgan Chase & Co.	42,364	6,199,124
M&T Bank Corp.	6,846	856,092
PNC Financial Services Group, Inc. (The)	14,197	1,714,004
Truist Financial Corp.	70,168	2,143,633
U.S. Bancorp	52,009	1,899,889
Wells Fargo & Co.	76,032	3,139,361

		23,224,895

Beverages 0.8%
Coca-Cola Co. (The)	3,700	221,371
Keurig Dr. Pepper, Inc.	18,100	609,065
Molson Coors Beverage Co. (Class B Stock)	26,682	1,694,040

		2,524,476

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund 9

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology 0.4%
Biogen, Inc.*	1,000	$267,360
Gilead Sciences, Inc.	9,200	703,616
Regeneron Pharmaceuticals, Inc.*	100	82,649

		1,053,625

Broadline Retail 0.5%
Kohl’s Corp.	27,300	727,272
Macy’s, Inc.	64,000	782,720

		1,509,992

Building Products 0.3%
Johnson Controls International PLC	15,300	903,618
Owens Corning	1,000	143,910

		1,047,528

Capital Markets 3.7%
Bank of New York Mellon Corp. (The)	48,110	2,158,696
BlackRock, Inc.	200	140,108
Franklin Resources, Inc.	11,800	315,532
Goldman Sachs Group, Inc. (The)	9,690	3,175,510
Invesco Ltd.	91,260	1,452,859
Janus Henderson Group PLC	4,500	123,615
Morgan Stanley	20,962	1,784,914
S&P Global, Inc.	600	234,516
State Street Corp.	27,118	1,864,091

		11,249,841

Chemicals 4.6%
Albemarle Corp.(a)	9,500	1,887,745
CF Industries Holdings, Inc.	5,600	431,592
Corteva, Inc.	15,800	798,058
Dow, Inc.	35,000	1,909,600
DuPont de Nemours, Inc.	21,536	1,655,903
International Flavors & Fragrances, Inc.	17,600	1,239,920
Linde PLC	2,600	1,006,304
LyondellBasell Industries NV (Class A Stock)	20,674	2,041,971
Mosaic Co. (The)	45,176	1,755,088
Olin Corp.	2,800	162,456
Westlake Corp.	7,100	929,958

		13,818,595

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Communications Equipment 0.9%
Cisco Systems, Inc.	34,600	$1,984,310
Viasat, Inc.*(a)	27,000	748,980

		2,733,290

Construction & Engineering 0.4%
MDU Resources Group, Inc.	62,600	1,274,536

Consumer Finance 1.8%
Ally Financial, Inc.	55,434	1,534,967
Capital One Financial Corp.	20,741	2,123,671
Discover Financial Services	7,400	666,518
Synchrony Financial	34,400	1,110,432

		5,435,588

Consumer Staples Distribution & Retail 1.9%
Kroger Co. (The)	42,400	1,966,936
Walgreens Boots Alliance, Inc.(a)	69,165	1,750,566
Walmart, Inc.	12,252	1,992,298

		5,709,800

Containers & Packaging 1.2%
Berry Global Group, Inc.	4,500	294,030
Graphic Packaging Holding Co.	6,100	135,664
International Paper Co.	45,000	1,571,400
Westrock Co.	53,922	1,763,789

		3,764,883

Diversified Telecommunication Services 2.9%
AT&T, Inc.	220,103	3,255,323
Frontier Communications Parent, Inc.*(a)	98,100	1,571,562
Verizon Communications, Inc.	112,416	3,932,312

		8,759,197

Electric Utilities 3.0%
American Electric Power Co., Inc.	9,900	776,160
Avangrid, Inc.(a)	20,700	714,150
Duke Energy Corp.	20,869	1,853,167
Edison International	7,800	537,030
Eversource Energy	10,300	657,346
Exelon Corp.	27,841	1,116,981

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund 11

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
NextEra Energy, Inc.	22,700	$1,516,360
PPL Corp.	2,400	59,808
Southern Co. (The)	19,400	1,313,962
Xcel Energy, Inc.	11,300	645,569

		9,190,533

Electrical Equipment 0.3%
Eaton Corp. PLC	800	184,296
Emerson Electric Co.	5,900	579,675

		763,971

Electronic Equipment, Instruments & Components 1.2%
Arrow Electronics, Inc.*	6,000	800,580
Avnet, Inc.	15,300	776,475
Corning, Inc.	18,700	613,734
TD SYNNEX Corp.	15,300	1,556,775

		3,747,564

Energy Equipment & Services 0.2%
Baker Hughes Co.	19,300	698,467

Entertainment 1.0%
Walt Disney Co. (The)*	35,200	2,945,536

Financial Services 5.2%
Berkshire Hathaway, Inc. (Class B Stock)*	26,498	9,544,580
Corebridge Financial, Inc.	44,400	791,652
Fidelity National Information Services, Inc.	36,700	2,050,062
Global Payments, Inc.	13,600	1,722,984
MGIC Investment Corp.	98,100	1,724,598

		15,833,876

Food Products 2.0%
Archer-Daniels-Midland Co.	28,100	2,228,330
Kraft Heinz Co. (The)	57,222	1,893,476
Mondelez International, Inc. (Class A Stock)	9,100	648,466
Tyson Foods, Inc. (Class A Stock)	22,500	1,198,575

		5,968,847

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Gas Utilities 0.7%
National Fuel Gas Co.	7,100	$381,554
UGI Corp.	68,100	1,714,758

		2,096,312

Ground Transportation 1.3%
Knight-Swift Transportation Holdings, Inc.	26,000	1,425,320
Norfolk Southern Corp.	200	41,002
Ryder System, Inc.	17,400	1,752,180
Schneider National, Inc. (Class B Stock)	7,300	211,043
U-Haul Holding Co.	3,800	216,486
U-Haul Holding Co. (Non-Voting Shares)	4,900	260,876
Union Pacific Corp.	100	22,057

		3,928,964

Health Care Equipment & Supplies 1.7%
Abbott Laboratories	10,100	1,039,290
Becton, Dickinson & Co.	3,000	838,350
Medtronic PLC	22,606	1,842,389
QuidelOrtho Corp.*(a)	11,100	914,196
Zimmer Biomet Holdings, Inc.	3,300	393,096

		5,027,321

Health Care Providers & Services 4.2%
Centene Corp.*	32,600	2,009,790
Cigna Group (The)	9,449	2,610,381
CVS Health Corp.	42,587	2,775,395
Elevance Health, Inc.	5,100	2,254,251
Humana, Inc.	2,900	1,338,727
Premier, Inc. (Class A Stock)	65,700	1,414,521
Universal Health Services, Inc. (Class B Stock)	3,100	417,570

		12,820,635

Health Care REITs 1.1%
Healthcare Realty Trust, Inc.	86,700	1,518,984
Medical Properties Trust, Inc.(a)	217,200	1,568,184
Welltower, Inc.	1,300	107,744

		3,194,912

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund 13

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Hotel & Resort REITs 0.6%
Host Hotels & Resorts, Inc.	5,400	$85,266
Park Hotels & Resorts, Inc.	124,300	1,594,769

		1,680,035

Hotels, Restaurants & Leisure 0.6%
McDonald’s Corp.	1,327	373,086
Penn Entertainment, Inc.*(a)	65,100	1,542,219

		1,915,305

Household Durables 2.9%
D.R. Horton, Inc.	16,700	1,987,634
Lennar Corp. (Class A Stock)	17,181	2,046,085
Mohawk Industries, Inc.*	16,000	1,622,240
Newell Brands, Inc.	36,000	380,880
PulteGroup, Inc.	11,800	968,308
Toll Brothers, Inc.	22,500	1,843,425

		8,848,572

Household Products 1.0%
Procter & Gamble Co. (The)	18,972	2,928,138

Industrial Conglomerates 0.4%
3M Co.	1,400	149,338
General Electric Co.	6,100	698,206
Honeywell International, Inc.	2,600	488,644

		1,336,188

Industrial REITs 0.5%
Prologis, Inc.	11,600	1,440,720

Insurance 3.7%
Aflac, Inc.	1,600	119,312
American International Group, Inc.	39,085	2,287,254
Axis Capital Holdings Ltd.	18,300	1,003,938
Brighthouse Financial, Inc.*	9,900	491,634
Chubb Ltd.	12,408	2,492,395
First American Financial Corp.	2,300	141,864
Hartford Financial Services Group, Inc. (The)	5,700	409,374
Loews Corp.	20,300	1,260,427
MetLife, Inc.	9,400	595,396
Old Republic International Corp.	1,700	46,495

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)
Travelers Cos., Inc. (The)	4,914	$792,284
Unum Group	32,200	1,583,918

		11,224,291

IT Services 0.4%
Cognizant Technology Solutions Corp. (Class A Stock)	12,100	866,481
International Business Machines Corp.	2,700	396,441

		1,262,922

Leisure Products 0.1%
Brunswick Corp.	2,200	174,064

Life Sciences Tools & Services 0.5%
Danaher Corp.	5,600	1,484,000

Machinery 1.5%
AGCO Corp.	2,200	284,966
Fortive Corp.	6,700	528,295
Gates Industrial Corp. PLC*	132,100	1,622,188
Ingersoll Rand, Inc.	5,100	355,011
PACCAR, Inc.	21,300	1,752,777

		4,543,237

Media 2.4%
Comcast Corp. (Class A Stock)	98,882	4,623,722
DISH Network Corp. (Class A Stock)*	94,300	565,800
Fox Corp. (Class A Stock)	18,000	595,080
Fox Corp. (Class B Stock)	16,700	509,684
Liberty Media Corp.-Liberty SiriusXM*	14,600	356,824
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	14,300	343,629
Nexstar Media Group, Inc.	900	146,520

		7,141,259

Metals & Mining 2.2%
Cleveland-Cliffs, Inc.*	82,300	1,258,367
Newmont Corp.	10,800	425,736
Nucor Corp.	13,637	2,346,928
Reliance Steel & Aluminum Co.	800	227,968
SSR Mining, Inc. (Canada)	28,700	426,195

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund 15

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
Steel Dynamics, Inc.	7,800	$831,402
United States Steel Corp.(a)	32,500	1,010,425

		6,527,021

Mortgage Real Estate Investment Trusts (REITs) 2.0%
AGNC Investment Corp.	145,020	1,437,148
Annaly Capital Management, Inc.	82,700	1,676,329
Rithm Capital Corp.	154,250	1,590,318
Starwood Property Trust, Inc.(a)	67,500	1,379,025

		6,082,820

Multi-Utilities 1.7%
Consolidated Edison, Inc.	12,100	1,076,416
Dominion Energy, Inc.	37,000	1,795,980
Public Service Enterprise Group, Inc.	10,600	647,448
Sempra	13,000	912,860
WEC Energy Group, Inc.	6,800	572,016

		5,004,720

Office REITs 0.2%
Cousins Properties, Inc.	2,900	68,150
Highwoods Properties, Inc.	11,500	274,045
Kilroy Realty Corp.	5,400	199,530
Vornado Realty Trust	6,800	163,336

		705,061

Oil, Gas & Consumable Fuels 10.1%
Antero Resources Corp.*(a)	33,500	926,945
Chesapeake Energy Corp.	11,200	987,952
Chevron Corp.	31,238	5,032,442
ConocoPhillips	23,515	2,798,990
Devon Energy Corp.	11,400	582,426
Diamondback Energy, Inc.	6,400	971,392
EOG Resources, Inc.	10,100	1,299,062
EQT Corp.	23,500	1,015,670
Exxon Mobil Corp.	68,371	7,602,172
HF Sinclair Corp.	16,500	908,985
Kinder Morgan, Inc.	76,700	1,320,774
Marathon Petroleum Corp.	11,440	1,633,289
Occidental Petroleum Corp.	12,700	797,433
Ovintiv, Inc.	3,700	173,752

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Phillips 66	13,900	$1,586,824
Pioneer Natural Resources Co.	4,500	1,070,685
Southwestern Energy Co.*	75,700	513,246
Valero Energy Corp.	10,800	1,402,920

		30,624,959

Passenger Airlines 1.3%
Alaska Air Group, Inc.*	27,100	1,137,387
Delta Air Lines, Inc.	38,500	1,650,880
United Airlines Holdings, Inc.*	23,200	1,155,592

		3,943,859

Pharmaceuticals 4.6%
Bristol-Myers Squibb Co.	15,700	967,905
Johnson & Johnson	28,020	4,530,273
Merck & Co., Inc.	17,700	1,928,946
Perrigo Co. PLC	5,600	196,000
Pfizer, Inc.	125,386	4,436,157
Viatris, Inc.	165,900	1,783,425

		13,842,706

Professional Services 0.9%
Clarivate PLC*	97,400	723,682
Concentrix Corp.	18,100	1,444,923
ManpowerGroup, Inc.	5,900	465,333

		2,633,938

Real Estate Management & Development 0.1%
Howard Hughes Holdings, Inc.*	2,000	157,300

Retail REITs 0.7%
Realty Income Corp.	32,600	1,826,904
Spirit Realty Capital, Inc.	7,500	289,575

		2,116,479

Semiconductors & Semiconductor Equipment 2.1%
Analog Devices, Inc.	7,700	1,399,706

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund 17

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
Intel Corp.	95,764	$3,365,147
Micron Technology, Inc.	22,503	1,573,860

		6,338,713

Software 0.0%
Oracle Corp.	300	36,117

Specialized REITs 1.1%
Digital Realty Trust, Inc.	1,900	250,268
EPR Properties	28,100	1,258,318
VICI Properties, Inc.	60,500	1,865,820

		3,374,406

Specialty Retail 0.5%
Advance Auto Parts, Inc.	4,100	282,162
Petco Health & Wellness Co., Inc.*	260,400	1,325,436

		1,607,598

Technology Hardware, Storage & Peripherals 0.7%
Hewlett Packard Enterprise Co.	115,663	1,965,114

Textiles, Apparel & Luxury Goods 0.3%
PVH Corp.	10,300	861,080

Tobacco 0.5%
Altria Group, Inc.	17,900	791,538
Philip Morris International, Inc.	8,143	782,217

		1,573,755

Trading Companies & Distributors 1.0%
Air Lease Corp.	39,826	1,623,308
United Rentals, Inc.	2,600	1,239,004

		2,862,312

Wireless Telecommunication Services 0.4%
T-Mobile US, Inc.*	9,500	1,294,375

TOTAL COMMON STOCKS (cost $251,533,528)		298,705,186

See Notes to Financial Statements.

18

Description	Shares	Value

UNAFFILIATED EXCHANGE-TRADED FUND 0.5%
iShares Russell 1000 Value ETF(a) (cost $1,469,538)	9,500	$1,510,310

TOTAL LONG-TERM INVESTMENTS (cost $253,003,066)		300,215,496

SHORT-TERM INVESTMENTS 5.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)	1,228,332	1,228,332
PGIM Institutional Money Market Fund (cost $15,990,257; includes $15,915,981 of cash collateral for securities on loan)(b)(wi)	16,005,452	15,997,449

TOTAL SHORT-TERM INVESTMENTS (cost $17,218,589)		17,225,781

TOTAL INVESTMENTS 105.1% (cost $270,221,655)		317,441,277
Liabilities in excess of other assets (5.1)%		(15,334,277)

NET ASSETS 100.0%		$302,107,000

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,538,738; cash collateral of $15,915,981 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund 19

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$4,192,345	$—	$—
Air Freight & Logistics	2,257,560	—	—
Automobile Components	1,646,300	—	—
Automobiles	6,754,733	—	—
Banks	23,224,895	—	—
Beverages	2,524,476	—	—
Biotechnology	1,053,625	—	—
Broadline Retail	1,509,992	—	—
Building Products	1,047,528	—	—
Capital Markets	11,249,841	—	—
Chemicals	13,818,595	—	—
Communications Equipment	2,733,290	—	—
Construction & Engineering	1,274,536	—	—
Consumer Finance	5,435,588	—	—
Consumer Staples Distribution & Retail	5,709,800	—	—
Containers & Packaging	3,764,883	—	—
Diversified Telecommunication Services	8,759,197	—	—
Electric Utilities	9,190,533	—	—
Electrical Equipment	763,971	—	—
Electronic Equipment, Instruments & Components	3,747,564	—	—
Energy Equipment & Services	698,467	—	—
Entertainment	2,945,536	—	—
Financial Services	15,833,876	—	—
Food Products	5,968,847	—	—
Gas Utilities	2,096,312	—	—
Ground Transportation	3,928,964	—	—
Health Care Equipment & Supplies	5,027,321	—	—
Health Care Providers & Services	12,820,635	—	—
Health Care REITs	3,194,912	—	—
Hotel & Resort REITs	1,680,035	—	—
Hotels, Restaurants & Leisure	1,915,305	—	—
Household Durables	8,848,572	—	—
Household Products	2,928,138	—	—
Industrial Conglomerates	1,336,188	—	—
Industrial REITs	1,440,720	—	—
Insurance	11,224,291	—	—
IT Services	1,262,922	—	—
Leisure Products	174,064	—	—
Life Sciences Tools & Services	1,484,000	—	—
Machinery	4,543,237	—	—
Media	7,141,259	—	—
Metals & Mining	6,527,021	—	—

See Notes to Financial Statements.

20

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs)	$6,082,820	$—	$—
Multi-Utilities	5,004,720	—	—
Office REITs	705,061	—	—
Oil, Gas & Consumable Fuels	30,624,959	—	—
Passenger Airlines	3,943,859	—	—
Pharmaceuticals	13,842,706	—	—
Professional Services	2,633,938	—	—
Real Estate Management & Development	157,300	—	—
Retail REITs	2,116,479	—	—
Semiconductors & Semiconductor Equipment	6,338,713	—	—
Software	36,117	—	—
Specialized REITs	3,374,406	—	—
Specialty Retail	1,607,598	—	—
Technology Hardware, Storage & Peripherals	1,965,114	—	—
Textiles, Apparel & Luxury Goods	861,080	—	—
Tobacco	1,573,755	—	—
Trading Companies & Distributors	2,862,312	—	—
Wireless Telecommunication Services	1,294,375	—	—
Unaffiliated Exchange-Traded Fund	1,510,310	—	—
Short-Term Investments
Affiliated Mutual Funds	17,225,781	—	—

Total	$317,441,277	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2023 were as follows:

Oil, Gas & Consumable Fuels	10.1%
Banks	7.7
Affiliated Mutual Funds (5.3% represents investments purchased with collateral from securities on loan)	5.7
Financial Services	5.2
Pharmaceuticals	4.6
Chemicals	4.6
Health Care Providers & Services	4.2
Capital Markets	3.7
Insurance	3.7
Electric Utilities	3.0
Household Durables	2.9
Diversified Telecommunication Services	2.9
Media	2.4

Automobiles	2.2%
Metals & Mining	2.2
Semiconductors & Semiconductor Equipment	2.1
Mortgage Real Estate Investment Trusts (REITs)	2.0
Food Products	2.0
Consumer Staples Distribution & Retail	1.9
Consumer Finance	1.8
Health Care Equipment & Supplies	1.7
Multi-Utilities	1.7
Machinery	1.5
Aerospace & Defense	1.4
Passenger Airlines	1.3
Ground Transportation	1.3
Containers & Packaging	1.2
Electronic Equipment, Instruments & Components	1.2

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund 21

Schedule of Investments  (unaudited) (continued)

as of August 31, 2023

Industry Classification (continued):

Specialized REITs	1.1%
Health Care REITs	1.1
Entertainment	1.0
Household Products	1.0
Trading Companies & Distributors	1.0
Communications Equipment	0.9
Professional Services	0.9
Beverages	0.8
Air Freight & Logistics	0.8
Retail REITs	0.7
Gas Utilities	0.7
Technology Hardware, Storage & Peripherals	0.7
Hotels, Restaurants & Leisure	0.6
Hotel & Resort REITs	0.6
Automobile Components	0.5
Specialty Retail	0.5
Tobacco	0.5
Unaffiliated Exchange-Traded Fund	0.5
Broadline Retail	0.5
Life Sciences Tools & Services	0.5
Industrial REITs	0.5

Industrial Conglomerates	0.4%
Wireless Telecommunication Services	0.4
Construction & Engineering	0.4
IT Services	0.4
Biotechnology	0.4
Building Products	0.3
Textiles, Apparel & Luxury Goods	0.3
Electrical Equipment	0.3
Office REITs	0.2
Energy Equipment & Services	0.2
Leisure Products	0.1
Real Estate Management & Development	0.1
Software	0.0 *

105.1
Liabilities in excess of other assets	(5.1)

100.0%

*	Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$15,538,738	$(15,538,738)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

22

Statement of Assets and Liabilities (unaudited)

as of August 31, 2023

Assets
Investments at value, including securities on loan of $15,538,738:
Unaffiliated investments (cost $253,003,066)	$300,215,496
Affiliated investments (cost $17,218,589)	17,225,781
Dividends receivable	940,335
Receivable for Fund shares sold	182,408
Tax reclaim receivable	2,451
Prepaid expenses and other assets	22,147

Total Assets	318,588,618

Liabilities
Payable to broker for collateral for securities on loan	15,915,981
Accrued expenses and other liabilities	173,094
Management fee payable	163,492
Payable for Fund shares purchased	138,680
Distribution fee payable	84,663
Affiliated transfer agent fee payable	3,253
Trustees’ fees payable	2,455

Total Liabilities	16,481,618

Net Assets	$302,107,000

Net assets were comprised of:
Shares of beneficial interest, at par	$24,430
Paid-in capital in excess of par	255,232,279
Total distributable earnings (loss)	46,850,291

Net assets, August 31, 2023	$302,107,000

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund 23

Statement of Assets and Liabilities   (unaudited)

as of August 31, 2023

Class A
Net asset value and redemption price per share,
($34,896,013 ÷ 2,908,262 shares of beneficial interest issued and outstanding)	$12.00
Maximum sales charge (5.50% of offering price)	0.70

Maximum offering price to public	$12.70

Class C
Net asset value, offering price and redemption price per share,
($2,714,449 ÷ 255,605 shares of beneficial interest issued and outstanding)	$10.62

Class R
Net asset value, offering price and redemption price per share,
($174,742,838 ÷ 14,062,585 shares of beneficial interest issued and outstanding)	$12.43

Class Z
Net asset value, offering price and redemption price per share,
($42,828,823 ÷ 3,435,757 shares of beneficial interest issued and outstanding)	$12.47

Class R6
Net asset value, offering price and redemption price per share,
($46,924,877 ÷ 3,767,421 shares of beneficial interest issued and outstanding)	$12.46

See Notes to Financial Statements.

24

Statement of Operations (unaudited)

Six Months Ended August 31, 2023

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $2,592 foreign withholding tax)	$4,416,149
Affiliated income from securities lending, net	18,853
Affiliated dividend income	15,158

Total income	4,450,160

Expenses
Management fee	1,203,291
Distribution fee(a)	723,894
Transfer agent’s fees and expenses (including affiliated expense of $11,659)(a)	167,333
Registration fees(a)	27,471
Shareholders’ reports	24,880
Custodian and accounting fees	24,848
Professional fees	14,839
Audit fee	12,065
Trustees’ fees	6,738
Miscellaneous	24,608

Total expenses	2,229,967
Less: Fee waiver and/or expense reimbursement(a)	(243,946)
Distribution fee waiver(a)	(227,160)

Net expenses	1,758,861

Net investment income (loss)	2,691,299

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $2,022)	(3,561,738)
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(7,319))	(2,896,565)

Net gain (loss) on investment transactions	(6,458,303)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(3,767,004)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	53,335	15,745	654,814	—	—
Transfer agent’s fees and expenses	26,929	3,492	121,489	14,588	835
Registration fees	7,005	4,979	2,533	5,015	7,939
Fee waiver and/or expense reimbursement	(31,536)	(3,439)	(150,304)	(34,483)	(24,184)
Distribution fee waiver	(8,889)	—	(218,271)	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund 25

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended August 31, 2023	Year Ended February 28, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,691,299	$5,250,123
Net realized gain (loss) on investment transactions	(3,561,738)	10,344,622
Net change in unrealized appreciation (depreciation) on investments	(2,896,565)	(34,337,254)

Net increase (decrease) in net assets resulting from operations	(3,767,004)	(18,742,509)

Dividends and Distributions
Distributions from distributable earnings
Class A	—	(3,406,436)
Class C	—	(339,108)
Class R	—	(16,060,532)
Class Z	—	(4,305,745)
Class R6	—	(3,049,327)

	—	(27,161,148)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	41,013,257	119,478,555
Net asset value of shares issued in reinvestment of dividends and distributions	—	27,068,296
Cost of shares purchased	(31,907,987)	(172,637,027)

Net increase (decrease) in net assets from Fund share transactions	9,105,270	(26,090,176)

Total increase (decrease)	5,338,266	(71,993,833)

Net Assets:

Beginning of period	296,768,734	368,762,567

End of period	$302,107,000	$296,768,734

See Notes to Financial Statements.

26

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended August 31, 2023		Year Ended February 28/29,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.15		$13.86	$12.74	$10.47	$12.19	$14.38
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.21	0.20	0.19	0.21	0.22
Net realized and unrealized gain (loss) on investment transactions	(0.26)		(0.72)	2.21	2.29	(1.32)	(0.85)
Total from investment operations	(0.15)		(0.51)	2.41	2.48	(1.11)	(0.63)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.23)	(0.24)	(0.17)	(0.24)	(0.25)
Distributions from net realized gains	-		(0.97)	(1.05)	(0.04)	(0.37)	(1.31)
Total dividends and distributions	-		(1.20)	(1.29)	(0.21)	(0.61)	(1.56)
Net asset value, end of period	$12.00		$12.15	$13.86	$12.74	$10.47	$12.19
Total Return(b):	(1.23)%		(3.63)%	19.13%	24.05%	(9.86)%	(4.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,896		$37,826	$38,102	$30,685	$27,769	$28,482
Average net assets (000)	$35,363		$37,739	$36,266	$24,971	$32,667	$29,461
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.13	%(d)	1.12%	1.12%	1.15%	1.13%	1.13%
Expenses before waivers and/or expense reimbursement	1.36	%(d)	1.34%	1.34%	1.37%	1.35%	1.35%
Net investment income (loss)	1.82	%(d)	1.62%	1.39%	1.89%	1.74%	1.66%
Portfolio turnover rate(e)	44%		96%	73%	53%	56%	76%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund 27

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended August 31, 2023		Year Ended February 28/29,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.81		$12.48	$11.59	$9.56	$11.20	$13.34
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.07	0.06	0.07	0.08	0.11
Net realized and unrealized gain (loss) on investment transactions	(0.23)		(0.65)	2.00	2.07	(1.21)	(0.79)
Total from investment operations	(0.19)		(0.58)	2.06	2.14	(1.13)	(0.68)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.12)	(0.12)	(0.07)	(0.14)	(0.15)
Distributions from net realized gains	-		(0.97)	(1.05)	(0.04)	(0.37)	(1.31)
Total dividends and distributions	-		(1.09)	(1.17)	(0.11)	(0.51)	(1.46)
Net asset value, end of period	$10.62		$10.81	$12.48	$11.59	$9.56	$11.20
Total Return(b):	(1.76)%		(4.60)%	17.97%	22.62%	(10.82)%	(4.88)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,714		$3,700	$3,977	$3,165	$3,007	$11,036
Average net assets (000)	$3,132		$3,753	$3,661	$2,561	$4,593	$12,883
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.19	%(d)	2.14%	2.09%	2.29%	2.13%	1.91%
Expenses before waivers and/or expense reimbursement	2.41	%(d)	2.31%	2.26%	2.46%	2.30%	2.08%
Net investment income (loss)	0.79	%(d)	0.59%	0.44%	0.76%	0.70%	0.88%
Portfolio turnover rate(e)	44%		96%	73%	53%	56%	76%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

28

Class R Shares
	Six Months Ended August 31, 2023		Year Ended February 28/29,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.60		$14.32	$13.13	$10.78	$12.54	$14.74
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.19	0.17	0.17	0.19	0.20
Net realized and unrealized gain (loss) on investment transactions	(0.27)		(0.74)	2.27	2.38	(1.36)	(0.87)
Total from investment operations	(0.17)		(0.55)	2.44	2.55	(1.17)	(0.67)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.20)	(0.20)	(0.16)	(0.22)	(0.22)
Distributions from net realized gains	-		(0.97)	(1.05)	(0.04)	(0.37)	(1.31)
Total dividends and distributions	-		(1.17)	(1.25)	(0.20)	(0.59)	(1.53)
Net asset value, end of period	$12.43		$12.60	$14.32	$13.13	$10.78	$12.54
Total Return(b):	(1.35)%		(3.79)%	18.91%	23.82%	(10.08)%	(4.34)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$174,743		$173,940	$234,737	$240,673	$170,352	$212,712
Average net assets (000)	$173,668		$189,944	$241,292	$197,850	$205,065	$226,245
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.34	%(d)	1.33%	1.33%	1.33%	1.33%	1.33%
Expenses before waivers and/or expense reimbursement	1.76	%(d)	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	1.61	%(d)	1.39%	1.19%	1.69%	1.53%	1.47%
Portfolio turnover rate(e)	44%		96%	73%	53%	56%	76%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund 29

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31, 2023		Year Ended February 28/29,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.60		$14.33	$13.13	$10.78	$12.53	$14.73
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.26	0.25	0.23	0.26	0.27
Net realized and unrealized gain (loss) on investment transactions	(0.26)		(0.75)	2.28	2.37	(1.35)	(0.87)
Total from investment operations	(0.13)		(0.49)	2.53	2.60	(1.09)	(0.60)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.27)	(0.28)	(0.21)	(0.29)	(0.29)
Distributions from net realized gains	-		(0.97)	(1.05)	(0.04)	(0.37)	(1.31)
Total dividends and distributions	-		(1.24)	(1.33)	(0.25)	(0.66)	(1.60)
Net asset value, end of period	$12.47		$12.60	$14.33	$13.13	$10.78	$12.53
Total Return(b):	(1.03)%		(3.34)%	19.58%	24.37%	(9.56)%	(3.77)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$42,829		$46,000	$55,747	$80,486	$46,231	$56,971
Average net assets (000)	$43,356		$49,467	$71,101	$53,264	$54,581	$64,057
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.80	%(d)	0.80%	0.80%	0.81%	0.80%	0.80%
Expenses before waivers and/or expense reimbursement	0.96	%(d)	0.95%	0.96%	0.98%	0.95%	0.95%
Net investment income (loss)	2.15	%(d)	1.93%	1.69%	2.17%	2.07%	2.00%
Portfolio turnover rate(e)	44%		96%	73%	53%	56%	76%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

30

Class R6 Shares
	Six Months Ended August 31, 2023		Year Ended February 28/29,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.59		$14.32	$13.13	$10.78	$12.53	$14.74
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.28	0.21	0.23	0.26	0.28
Net realized and unrealized gain (loss) on investment transactions	(0.26)		(0.77)	2.31	2.37	(1.35)	(0.89)
Total from investment operations	(0.13)		(0.49)	2.52	2.60	(1.09)	(0.61)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.27)	(0.28)	(0.21)	(0.29)	(0.29)
Distributions from net realized gains	-		(0.97)	(1.05)	(0.04)	(0.37)	(1.31)
Total dividends and distributions	-		(1.24)	(1.33)	(0.25)	(0.66)	(1.60)
Net asset value, end of period	$12.46		$12.59	$14.32	$13.13	$10.78	$12.53
Total Return(b):	(1.03)%		(3.34)%	19.52%	24.37%	(9.56)%	(3.85)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46,925		$35,302	$36,200	$618	$356	$26,223
Average net assets (000)	$44,961		$49,222	$13,569	$362	$7,619	$31,006
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.80	%(d)	0.80%	0.80%	0.81%	0.80%	0.80%
Expenses before waivers and/or expense reimbursement	0.91	%(d)	0.90%	0.98%	4.98%	1.02%	0.89%
Net investment income (loss)	2.14	%(d)	2.07%	1.37%	2.15%	2.12%	2.01%
Portfolio turnover rate(e)	44%		96%	73%	53%	56%	76%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund 31

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 3 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Quant Solutions Large-Cap Value Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is long-term growth of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

32

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (ETFs) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts

PGIM Quant Solutions Large-Cap Value Fund 33

Notes to Financial Statements (unaudited) (continued)

to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

34

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Quant Solutions Large-Cap Value Fund 35

Notes to Financial Statements (unaudited) (continued)

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate*	Effective Management Fee, before any waivers and/or expense reimbursements
0.79% to $1 billion of average daily net assets;	0.80%
0.75% over $1 billion of average daily net assets

*	Prior to July 1, 2023, the contractual management fee rate was as follows: 0.80% to $1 billion of average daily net assets; 0.75% over $1 billion of average daily net assets.

Effective July 1, 2023,the Manager has contractually agreed, through June 30, 2025, to limit total annual fund operating expenses after fee waivers and/or expense reimbursements. Prior to July 1, 2023, the Manager has contractually agreed to waive and/or reimburse up to 0.17% of fees and expenses from the Fund to the extent that the Fund’s net operating expenses (exclusive of taxes, interest, distribution (12b-1 fees) and certain extraordinary expenses) exceed 0.80% of the Fund’s average daily assets on an annualized basis. This contractual limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purposes of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be

36

realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.11%
C	2.13
R	1.32
Z	0.79
R6	0.79

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through June 30, 2025 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.25%

C	1.00	1.00

R	0.75	0.50

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended August 31, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$4,844	$—
C	—	31

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM Quant Solutions Large-Cap Value Fund 37

Notes to Financial Statements (unaudited) (continued)

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended August 31, 2023, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2023, were as follows:

Cost of Purchases	Proceeds from Sales

$143,601,158	$131,839,793

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended August 31, 2023, is presented as follows:

38

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)

$ —	$ 25,563,581	$24,335,249	$ —	$ —	$1,228,332	1,228,332	$15,158

PGIM Institutional Money Market Fund(1)(b)(wi)

18,785,536	131,906,385	134,689,175	(7,319)	2,022	15,997,449	16,005,452	18,853	(2)

$18,785,536	$157,469,966	$159,024,424	$(7,319)	$2,022	$17,225,781		$34,011

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$278,306,543	$60,749,309	$(21,614,575)	$39,134,734

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis

PGIM Quant Solutions Large-Cap Value Fund 39

Notes to Financial Statements (unaudited) (continued)

approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into five classes, designated Class A, Class C, Class R, Class Z and Class R6.

As of August 31, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	36,928	1.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	3	89.0

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended August 31, 2023:
Shares sold	78,046	$933,202
Shares purchased	(280,022)	(3,297,613)
Net increase (decrease) in shares outstanding before conversion	(201,976)	(2,364,411)
Shares issued upon conversion from other share class(es)	11,072	132,206
Shares purchased upon conversion into other share class(es)	(13,705)	(158,554)
Net increase (decrease) in shares outstanding	(204,609)	$(2,390,759)

40

Share Class	Shares	Amount

Year ended February 28, 2023:
Shares sold	569,866	$7,487,708
Shares issued in reinvestment of dividends and distributions	278,019	3,350,133
Shares purchased	(522,694)	(6,676,851)
Net increase (decrease) in shares outstanding before conversion	325,191	4,160,990
Shares issued upon conversion from other share class(es)	48,082	640,333
Shares purchased upon conversion into other share class(es)	(9,453)	(122,185)
Net increase (decrease) in shares outstanding	363,820	$4,679,138

Class C
Six months ended August 31, 2023:
Shares sold	14,696	$154,413
Shares purchased	(95,506)	(990,367)
Net increase (decrease) in shares outstanding before conversion	(80,810)	(835,954)
Shares purchased upon conversion into other share class(es)	(5,814)	(59,862)
Net increase (decrease) in shares outstanding	(86,624)	$(895,816)

Year ended February 28, 2023:
Shares sold	87,744	$1,033,356
Shares issued in reinvestment of dividends and distributions	30,986	333,104
Shares purchased	(67,117)	(766,474)
Net increase (decrease) in shares outstanding before conversion	51,613	599,986
Shares purchased upon conversion into other share class(es)	(28,006)	(324,090)
Net increase (decrease) in shares outstanding	23,607	$275,896

Class R
Six months ended August 31, 2023:
Shares sold	1,227,917	$14,448,037
Shares purchased	(973,142)	(11,838,854)
Net increase (decrease) in shares outstanding	254,775	$2,609,183

Year ended February 28, 2023:
Shares sold	754,602	$9,345,593
Shares issued in reinvestment of dividends and distributions	1,284,843	16,060,532
Shares purchased	(4,622,258)	(62,660,520)
Net increase (decrease) in shares outstanding	(2,582,813)	$(37,254,395)

Class Z
Six months ended August 31, 2023:
Shares sold	40,630	$497,433
Shares purchased	(260,652)	(3,185,562)
Net increase (decrease) in shares outstanding before conversion	(220,022)	(2,688,129)
Shares issued upon conversion from other share class(es)	11,558	139,371
Shares purchased upon conversion into other share class(es)	(5,693)	(72,344)
Net increase (decrease) in shares outstanding	(214,157)	$(2,621,102)

PGIM Quant Solutions Large-Cap Value Fund 41

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended February 28, 2023:
Shares sold	299,145	$4,058,809
Shares issued in reinvestment of dividends and distributions	342,307	4,275,409
Shares purchased	(868,337)	(11,598,747)
Net increase (decrease) in shares outstanding before conversion	(226,885)	(3,264,529)
Shares issued upon conversion from other share class(es)	12,201	160,468
Shares purchased upon conversion into other share class(es)	(26,040)	(364,591)
Net increase (decrease) in shares outstanding	(240,724)	$(3,468,652)

Class R6
Six months ended August 31, 2023:
Shares sold	2,008,637	$24,980,172
Shares purchased	(1,045,771)	(12,595,591)
Net increase (decrease) in shares outstanding before conversion	962,866	12,384,581
Shares issued upon conversion from other share class(es)	1,649	19,183
Net increase (decrease) in shares outstanding	964,515	$12,403,764

Year ended February 28, 2023:
Shares sold	7,072,921	$97,553,089
Shares issued in reinvestment of dividends and distributions	244,320	3,049,118
Shares purchased	(7,043,196)	(90,934,435)
Net increase (decrease) in shares outstanding before conversion	274,045	9,667,772
Shares issued upon conversion from other share class(es)	831	11,712
Shares purchased upon conversion into other share class(es)	(116)	(1,647)
Net increase (decrease) in shares outstanding	274,760	$9,677,837

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

42

SCA
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective September 29, 2023 will provide a commitment of $1,200,000,000 through September 26, 2024. The commitment fee paid by the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended August 31, 2023. The average daily balance for the 5 days that the Fund had loans outstanding during the period was approximately $5,521,000, borrowed at a weighted average interest rate of 5.96%. The maximum loan outstanding amount during the period was $6,969,000. At August 31, 2023, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a

PGIM Quant Solutions Large-Cap Value Fund 43

Notes to Financial Statements (unaudited) (continued)

sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table of the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the investments selected by the subadviser may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

44

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long- term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have an impact on the Fund’s investments and net asset value, and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued

PGIM Quant Solutions Large-Cap Value Fund 45

Notes to Financial Statements (unaudited) (continued)

may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

46

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Quant Solutions Large-Cap Value Fund 47

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Quant Solutions Large-Cap Value Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 25 and June 6-8, 2023 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2024, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Quantitative Solutions. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

[1]	PGIM Quant Solutions Large-Cap Value Fund is a series of Prudential Investment Portfolios 3.

PGIM Quant Solutions Large-Cap Value Fund

Approval of Advisory Agreements  (continued)

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM Quantitative Solutions, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Quantitative Solutions. The Board noted that PGIM Quantitative Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Quantitative Solutions, and also considered the qualifications, backgrounds and responsibilities of the PGIM Quantitative Solutions’ portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Quantitative Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and PGIM Quantitative Solutions. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments and PGIM Quantitative Solutions.

Visit our website at pgim.com/investments

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Quantitative Solutions, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Quantitative Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Quantitative Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Quantitative Solutions and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent

PGIM Quant Solutions Large-Cap Value Fund

Approval of Advisory Agreements (continued)

(which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Quantitative Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2022. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to evaluate performance, and the Peer Group, which was used to evaluate fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Visit our website at pgim.com/investments

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period and underperformed over the remaining periods.

•

The Board also considered that the Fund outperformed its benchmark index for the fourth quarter of 2022. The Board further considered that the Fund outperformed its benchmark index and peer group in 2021 (ranking in the 3rd percentile).

•

The Board requested and PGIM Investments agreed to a contractual cap on Fund expenses that (exclusive of certain fees and expenses) caps total annual operating expenses at 1.04% of average daily net assets for Class A shares, 1.79% of average daily net assets for Class C shares, 1.29% of average daily net assets for Class R shares, and 0.79% of average daily net assets for Class Z shares and Class R6 shares through June 30, 2025.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Quant Solutions Large-Cap Value Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800)225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS
Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Andrew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	655 Broad Street 16th Floor Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.
The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Quant Solutions Large-Cap Value Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND

SHARE CLASS	A	C	R	Z	R6

NASDAQ	SUVAX	SUVCX	PRVRX	SUVZX	SUVQX

CUSIP	74440K108	74440K306	74440K736	74440K405	74440K538

MF502E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

   (a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable

   (a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	October 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 18, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	October 18, 2023